April 30, 2018 Prospectus

Praxis Mutual Funds

Class A and I Shares

Praxis Funds	Class A	Class I
Praxis Impact Bond Fund	(MIIAX)	(MIIIX)
Praxis International Index Fund	(MPLAX)	(MPLIX)
Praxis Value Index Fund	(MVIAX)	(MVIIX)
Praxis Growth Index Fund	(MGNDX)	(MMDEX)
Praxis Small Cap Index Fund	(MMSCX)	(MMSIX)

Praxis Genesis Portfolios	Class A
Praxis Genesis Conservative Portfolio	(MCONX)
Praxis Genesis Balanced Portfolio	(MBAPX)
Praxis Genesis Growth Portfolio	(MGAFX)

As with all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Securities and Exchange Commission passed on upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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Table of Contents

Fund Management

Review this important section carefully for summaries of each Fund’s investments, risks, past performance and fees.

1	Praxis Impact Bond Fund
5	Praxis International Index Fund
9	Praxis Value Index Fund
13	Praxis Growth Index Fund
17	Praxis Small Cap Index Fund
21	Praxis Genesis Conservative Portfolio
25	Praxis Genesis Balanced Portfolio
29	Praxis Genesis Growth Portfolio
33	Investing in the Funds

Investment Objectives, Principal Investment Strategies, and Related Risks

Review this section carefully for additional details about each Fund’s investment objectives, strategies and risks.

34	Criteria for Socially Responsible Investing
37	Praxis Impact Bond Fund
38	Praxis International Index Fund
39	Praxis Value Index Fund
40	Praxis Growth Index Fund
41	Praxis Small Cap Index Fund
42	Praxis Genesis Conservative Portfolio
43	Praxis Genesis Balanced Portfolio
44	Praxis Genesis Growth Portfolio
45	Investment Risks
47	Disclosure of Portfolio Holdings

Shareholder Information

Review this section carefully for details on how shares are valued, how to purchase, sell and exchange shares and related charges, market timing and excessive trading policies and procedures, and payments of dividends and distributions.

48	Pricing of Fund Shares
48	Purchasing and Adding to Your Shares
51	Selling Your Shares
53	General Polices on Selling Your Shares
55	Market Timing and Excessive Trading
56	Distribution Arrangements/Sales Charges
60	Exchanging Your Shares
60	Directed Dividends
61	Automatic Voluntary Charitable Contributions to the Mennonite Foundation
61	Charitable Gift Option
61	Dividends, Distributions and Taxes
63	The Investment Adviser
64	Portfolio Managers
65	The Distributor and Administrator

Table of Contents

Financial Highlights

Review this section carefully for details on selected financial highlights of the Funds.

66	Introduction
67	Praxis Impact Bond Fund
69	Praxis International Index Fund
71	Praxis Value Index Fund
73	Praxis Growth Index Fund
75	Praxis Small Cap Index Fund
77	Praxis Genesis Conservative Portfolio
78	Praxis Genesis Balanced Portfolio
79	Praxis Genesis Growth Portfolio

Privacy Policy

Review this policy for information about the Praxis Mutual Funds privacy policy and practices.

80	Notice of Privacy Policy and Practices

Back Cover

—	Where to Learn More About the Funds

Throughout this prospectus, the Praxis Mutual Funds, including the Praxis Genesis Portfolios, may be referred to individually as a “Fund” and collectively as the “Funds.”

Summary Information

Praxis Impact Bond Fund

Investment Objectives

The Impact Bond Fund seeks current income. To a lesser extent, it seeks capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Reductions” on page 57 of the Fund’s prospectus.

Shareholder Fees	Class A	Class I
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	3.75%	None
Redemption fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%

	Class A	Class I
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%	0.40%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses[1]	0.33%	0.14%
Total Annual Fund Operating Expenses	0.98%	0.54%

1 Includes indirect expenses of securities of other mutual funds held by the Fund, if any.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$471	$675	$896	$1,531
Class I	$55	$173	$302	$677

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17.36 percent of the average value of its portfolio.

Praxis Impact Bond Fund

Principal Investment Strategies

The Fund invests primarily in fixed income securities. The Fund invests, under normal circumstances, at least 80 percent of its assets in fixed income securities of all types. The Fund seeks to avoid companies that are deemed inconsistent with the Stewardship Investing core values, as discussed below. The Fund integrates consideration of the impact of environmental, social and governance practices into each investment decision. In addition, the Fund seeks to place a priority on market-rate, fixed income securities that have significant, direct impact on the climate and/or communities around the world. Under normal market conditions the Fund will maintain a dollar-weighted average maturity of three to ten years. The fixed income securities in which the Fund will primarily invest include corporate bonds and notes, U.S. Government agency obligations, mortgage-backed securities and asset-backed securities. Certain securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Adviser will consider purchasing fixed income securities that provide a competitive rate of return relative to the Bloomberg Barclays U.S. Aggregate Bond Index (the “Bloomberg Barclays Aggregate Bond Index”). The Adviser will structure the portfolio using the Bloomberg Barclays Aggregate Bond Index as a guide in determining sector allocations. The Adviser will seek to underweight and overweight certain sectors, depending on its determination of the relative value, while maintaining overall interest rate exposure similar to the Bloomberg Barclays Aggregate Bond Index. The Adviser determines whether to sell an investment based upon its assessment of the relative costs and benefits of continuing to hold an investment versus replacing it with other available investments, in light of the Fund’s investment objective, strategy and the characteristics of the overall portfolio.

Stewardship Investing

The Fund also analyzes potential investments for their ability to reflect certain core social values including:

•	Respecting the dignity and value of all people

•	Building a world at peace and free from violence

•	Demonstrating a concern for justice in a global society

•	Exhibiting responsible management practices

•	Supporting and involving communities

•	Practicing environmental stewardship

Principal Investment Risks

The Fund is subject to market risk, which means the value of the Fund’s shares will fluctuate based on market conditions and shareholders could lose money. The value of the Fund’s shares could decline significantly and unexpectedly, based on many factors, including national and international political or economic conditions and general market conditions. Events in the financial markets and in the broader economy may cause uncertainty and volatility, and may adversely affect Fund performance. Events in one market may impact other markets. Future events may impact the Fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. The Fund could underperform other investments. Some of the Fund’s holdings may underperform its other holdings. The Fund is also subject to: (1) credit risk, or the chance that the Fund could lose money if the issuer of a security is unable to repay interest and/or principal in a timely manner or at all; (2) interest rate risk, or the chance that the value of the fixed income securities the Fund holds will decline due to rising interest rates; and (3) prepayment risk, or the chance that the principal investments of the Fund will be paid earlier than anticipated due to declining interest rates. Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. U.S. monetary policy, including changes to Federal Reserve outlooks or programs, may result in periods of significant market volatility and declines in the values of fixed income securities. Those events, as well as structural changes in certain markets for fixed income securities, could reduce market liquidity and increase market volatility, increasing redemptions from the Fund and putting further downward pressure on the Fund’s net asset value, increasing losses. In addition, application of Stewardship Investing screens may cause the Fund to vary from the performance of its index and other bond funds.

Praxis Impact Bond Fund

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The returns assume reinvestment of all dividends and distributions. The bar chart shows how the performance of the Class A shares has varied from year to year for the last 10 years. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected in the bar chart, returns would have been lower. The table shows how the Fund’s average annual total returns for different periods compared to those of a broad-based securities market index.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.praxismutualfunds.com

After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for Class I shares. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class A — Annual Total Return Chart For the Periods Ended December 31, 2017

Best Quarter	Quarter Ended September 30, 2009	4.79%
Worst Quarter	Quarter Ended December 31, 2016	(2.77)%

Average Annual Total Returns
For the Periods Ended December 31, 2017 (with maximum sales charge)	Class A	1 Year	5 Years	10 Years
Return Before Taxes		(0.75)%	1.02%	3.56%
Return After Taxes on Distributions		(1.69)%	(0.03)%	2.31%
Return After Taxes on Distributions and Sale of Fund Shares		(0.43)%	0.29%	2.26%
Bloomberg Barclays Aggregate Bond Index
(reflects no deduction for fees, expenses or taxes)		3.54%	2.10%	4.01%

Average Annual Total Returns
For the Periods Ended December 31, 2017	Class I	1 Year	5 Years	10 Years
Return Before Taxes		3.58%	2.20%	4.33%
Bloomberg Barclays Aggregate Bond Index
(reflects no deduction for fees, expenses or taxes)		3.54%	2.10%	4.01%

Praxis Impact Bond Fund

FUND MANAGEMENT

Investment Adviser

Everence Capital Management, Inc. serves as the investment adviser to the Fund.

Portfolio Managers

Benjamin Bailey, CFA®, Senior Fixed Income Investment Manager, and Chris Woods, Fixed Income Investment Manager, are co-portfolio managers of the Fund. Mr. Bailey has managed the Fund since March 2005; Mr. Woods will begin managing the Fund on May 1, 2018.

PURCHASE OF FUND SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments Per Fund

Class A

Account Type	Initial	Subsequent
Non-Retirement	$2,500	$100
Retirement	$2,500	$100

The initial investment minimum requirements will be waived:

1) If you establish an automatic investment plan equal to the subsequent investment minimum;

2) If you are contributing to 403(b), SEP-IRA and SIMPLE IRA accounts.

An annual fee of $25 will be assessed in July to each of your Praxis Mutual Fund accounts that fall below $5,000 for any reason, including market fluctuation. Certain exceptions may apply. See page 54 of the Fund’s prospectus for more information.

Class I

Account Type	Initial	Subsequent
Non-Retirement	$100,000	NA
Retirement	$100,000	NA

The Fund may waive investment minimums for certain investors.

Other Important Information Regarding Fund Shares

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to the section titled “Investing in the Funds” on page 33 of the Fund’s prospectus.

Praxis International Index Fund

Investment Objective

The Praxis International Index Fund seeks capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Reductions” on page 57 of the Fund’s prospectus.

Shareholder Fees	Class A	Class I
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%	None
Redemption fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%

	Class A	Class I
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees[1]	0.48%	0.48%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses[2]	0.46%	0.17%
Total Annual Fund Operating Expenses	1.19%	0.65%

1 “Management Fees” have been restated to reflect current fees.

2 Includes indirect expenses of securities of other mutual funds held by the Fund, if any.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$640	$883	$1,145	$1,892
Class I	$66	$208	$362	$810

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 5.22 percent of the average value of its portfolio.

Praxis International Index Fund

Principal Investment Strategies

The Fund invests primarily in equity securities of foreign companies organized under the laws of, headquartered in, or whose common equity securities are principally traded in countries outside the United States. The Fund seeks to generate performance that reflects the performance of a broad representation of both foreign developed and emerging equity markets, as measured by the MSCI ACWI ex USA Index (Net), its benchmark index. Under normal circumstances, the Fund invests at least 80 percent of the value of its assets in securities of, and investments related to, issuers in the Fund’s benchmark index. Typically, the Fund invests substantially more than 80 percent of the value of its assets in such securities and investments. Investments related to the benchmark index include American Depositary Receipts (ADRs). The Fund seeks to avoid companies that are deemed inconsistent with the Stewardship Investing core values, as discussed below. In addition, the Fund’s Sub-Adviser uses proprietary optimization techniques to select securities according to their contribution to the Fund’s overall objective and to seek to replicate the characteristics of the index, including risk and return characteristics. The Sub-Adviser determines whether to sell an investment based upon its assessment of the relative costs and benefits of continuing to hold an investment versus replacing it with other available investments, in light of the Fund’s investment objective, strategy and the characteristics of the overall portfolio.

Stewardship Investing

The Fund also analyzes potential investments for their ability to reflect certain core social values including:

•	Respecting the dignity and value of all people

•	Building a world at peace and free from violence

•	Demonstrating a concern for justice in a global society

•	Exhibiting responsible management practices

•	Supporting and involving communities

•	Practicing environmental stewardship

Principal Investment Risks

The Fund is subject to market risk, which means the value of the Fund’s shares will fluctuate based on market conditions and shareholders could lose money. The value of the Fund’s shares could decline significantly and unexpectedly, based on many factors, including national and international political or economic conditions and general market conditions. Events in the financial markets and in the broader economy may cause uncertainty and volatility, and may adversely affect Fund performance. Events in one market may impact other markets. Future events may impact the Fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. The Fund could underperform other investments. Some of the Fund’s holdings may underperform its other holdings. Because the Fund invests primarily in foreign securities, it is subject to the additional risks presented by foreign and emerging markets investments, such as changes in currency exchange rates, a lack of adequate company information, political instability, and market and economic developments abroad. In addition, markets and economies throughout the world are becoming increasingly interconnected and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region.

Because the Fund is designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than if the Fund had a lower weighting to those securities. In addition, the Fund does not hold all securities in the index and the performance of the Fund may vary from the performance of the index due to imperfect correlation between the Fund’s holdings and the index. This is also known as tracking error. Application of Stewardship Investing screens may contribute to tracking error. In addition, because the Fund invests in ADRs relating to its benchmark index, which are priced at the close of the U.S. markets, while shares of issuers in the index are priced at the close of the principal foreign market on which they are traded, there is a timing difference that contributes to tracking error.

Praxis International Index Fund

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The returns assume reinvestment of all dividends and distributions. The bar chart shows how the performance of the Class A shares has varied from year to year since its inception. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected in the bar chart, returns would have been lower. The table shows how the Fund’s average annual total returns for different periods compared to those of a broad-based securities market index.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.praxismutualfunds.com

After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for Class I shares. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class A — Annual Total Return Chart For the Periods Ended December 31, 2017

Best Quarter	Quarter Ended March 31, 2012	10.79%
Worst Quarter	Quarter Ended September 30, 2011	(22.03)%

Average Annual Total Returns
For the Periods Ended December 31, 2017 (with maximum sales charge)	Class A	1 Year	5 Years	Since Inception (December 31, 2010)
Return Before Taxes		18.47%	4.70%	2.89%
Return After Taxes on Distributions		18.28%	4.49%	2.69%
Return After Taxes on Distributions and Sale of Fund Shares		10.90%	3.76%	2.33%
MSCI ACWI ex USA Index (Net)
(reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)		27.19%	6.80%	4.93%

Average Annual Total Returns				Since Inception
For the Periods Ended December 31, 2017	Class I	1 Year	5 Years	(December 31, 2010)
Return Before Taxes		25.67%	6.41%	4.30%
MSCI ACWI ex USA Index (Net)
(reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes)		27.19%	6.80%	4.93%

Praxis International Index Fund

FUND MANAGEMENT

Investment Adviser

Everence Capital Management, Inc. serves as the investment adviser to the Fund.

Investment Sub-Adviser

Aperio Group, LLC serves as the investment sub-adviser to the Fund (the “Sub-Adviser”).

Portfolio Managers

Ran Leshem, Chief Investment Officer, has managed the Fund since December 31, 2010.

Michael Branch, CFA, Senior Portfolio Manager and Manager of Portfolio Research, has managed the Fund since September 1, 2017.

Annie Tan, Portfolio Manager, has managed the Fund since March 1, 2018.

PURCHASE OF FUND SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments Per Fund

Class A

Account Type	Initial	Subsequent
Non-Retirement	$2,500	$100
Retirement	$2,500	$100

The initial investment minimum requirements will be waived:

1) If you establish an automatic investment plan equal to the subsequent investment minimum;

2) If you are contributing to 403(b), SEP-IRA and SIMPLE IRA accounts.

An annual fee of $25 will be assessed in July to each of your Praxis Mutual Fund accounts that fall below $5,000 for any reason, including market fluctuation. Certain exceptions may apply. See page 54 of the Fund’s prospectus for more information.

Class I

Account Type	Initial	Subsequent
Non-Retirement	$100,000	NA
Retirement	$100,000	NA

The Fund may waive investment minimums for certain investors.

Other Important Information Regarding Fund Shares

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to the section titled “Investing in the Funds” on page 33 of the Fund’s prospectus.

Praxis Value Index Fund

Investment Objective

The Value Index Fund seeks capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Reductions” on page 57 of the Fund’s prospectus.

Shareholder Fees	Class A	Class I
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%	None
Redemption fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses	Class A	Class I
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%	0.30%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses[1]	0.39%	0.15%
Total Annual Fund Operating Expenses	0.94%	0.45%

1 Includes indirect expenses of securities of other mutual funds held by the Fund, if any.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$616	$809	$1,018	$1,619
Class I	$46	$144	$252	$567

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 31.87 percent of the average value of its portfolio.

Praxis Value Index Fund

Principal Investment Strategies

The Fund invests primarily in U.S. equity securities and seeks to reflect the performance of the U.S. large capitalization value equities market, as measured by the S&P 5001 Value Index, its benchmark index. Under normal circumstances, the Fund invests at least 80 percent of the value of its assets in securities of, and investments related to, issuers in the Fund’s benchmark index. Typically, the Fund invests substantially more than 80 percent of the value of its assets in such securities. The benchmark index consists of those stocks in the S&P 500 Index determined to exhibit the strongest “value” characteristics based on book value to price, earnings to price and sales to price ratios. The Fund seeks to avoid companies that are deemed inconsistent with the Stewardship Investing core values, as discussed below. In addition, the Adviser uses optimization techniques to select securities according to their contribution to the Fund’s overall objective and to seek to replicate the characteristics of the index, including risk and return characteristics. The Adviser determines whether to sell an investment based upon its assessment of the relative costs and benefits of continuing to hold an investment versus replacing it with other available investments, in light of the Fund’s investment objective, strategy and the characteristics of the overall portfolio.

Stewardship Investing

The Fund also analyzes potential investments for their ability to reflect certain core social values including:

•	Respecting the dignity and value of all people

•	Building a world at peace and free from violence

•	Demonstrating a concern for justice in a global society

•	Exhibiting responsible management practices

•	Supporting and involving communities

•	Practicing environmental stewardship

Principal Investment Risks

The Fund is subject to market risk, which means the value of the Fund’s shares will fluctuate based on market conditions and shareholders could lose money. The value of the Fund’s shares could decline significantly and unexpectedly, based on many factors, including national and international political or economic conditions and general market conditions. Events in the financial markets and in the broader economy may cause uncertainty and volatility, and may adversely affect Fund performance. Events in one market may impact other markets. Future events may impact the Fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. The Fund could underperform other investments. Some of the Fund’s holdings may underperform its other holdings. The Fund is also subject to investment style risk, which is the chance that returns from large capitalization value stocks will trail returns from other asset classes or the overall stock market. Value stocks tend to go through cycles of doing better — or worse — than the stock market in general. In the past, these cycles have occasionally persisted for multiple years.

Because the Fund is designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than if the Fund had a lower weighting to those securities. In addition, the Fund does not hold all securities in the index and the performance of the Fund may vary from the performance of the index due to imperfect correlation between the Fund’s holdings and the index. This is also known as tracking error. Application of Stewardship Investing screens may contribute to tracking error.

1 “S&P 500” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund.

Praxis Value Index Fund

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The returns assume reinvestment of all dividends and distributions. The bar chart shows how the performance of the Class A shares has varied from year to year for the last 10 years. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected in the bar chart, returns would have been lower. The table shows how the Fund’s average annual total returns for different periods compared to those of a broad-based securities market index.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.praxismutualfunds.com

After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for Class I shares. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class A — Annual Total Return Chart For the Periods Ended December 31, 2017

Best Quarter	Quarter Ended June 30, 2009	18.97%
Worst Quarter	Quarter Ended December 31, 2008	(24.50)%

Average Annual Total Returns
For the Periods Ended December 31, 2017 (with maximum sales charge)	Class A	1 Year	5 Years	10 Years
Return Before Taxes		10.21%	12.11%	5.14%
Return After Taxes on Distributions		8.56%	11.20%	4.59%
Return After Taxes on Distributions and Sale of Fund Shares		7.03%	9.54%	4.01%
S&P 500 Value Index
(reflects no deduction for fees, expenses or taxes)		15.36%	14.24%	6.80%

Average Annual Total Returns
For the Periods Ended December 31, 2017	Class I	1 Year	5 Year	10 Years
Return Before Taxes		16.91%	13.91%	6.30%
S&P 500 Value Index
(reflects no deductions for fees, expenses or taxes)		15.36%	14.24%	6.80%

Praxis Value Index Fund

FUND MANAGEMENT

Investment Adviser

Everence Capital Management, Inc. serves as the investment adviser to the Fund.

Portfolio Manager

Dale Snyder, CFA®, has served as the portfolio manager of the Fund since June 17, 2013.

PURCHASE OF FUND SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments Per Fund

Class A

Account Type	Initial	Subsequent
Non-Retirement	$2,500	$100
Retirement	$2,500	$100

The initial investment minimum requirements will be waived:

1) If you establish an automatic investment plan equal to the subsequent investment minimum;

2) If you are contributing to 403(b), SEP-IRA and SIMPLE IRA accounts.

An annual fee of $25 will be assessed in July to each of your Praxis Mutual Fund accounts that fall below $5,000 for any reason, including market fluctuation. Certain exceptions may apply. See page 54 of the Fund’s prospectus for more information.

Class I

Account Type	Initial	Subsequent
Non-Retirement	$100,000	NA
Retirement	$100,000	NA

The Fund may waive investment minimums for certain investors.

Other Important Information Regarding Fund Shares

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to the section titled “Investing in the Funds” on page 33 of the Fund’s prospectus.

Praxis Growth Index Fund

Investment Objective

The Growth Index Fund seeks capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Reductions” on page 57 of the Fund’s prospectus.

Shareholder Fees	Class A	Class I
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%	None
Redemption fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%

	Class A	Class I
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%	0.30%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses[1]	0.30%	0.14%
Total Annual Fund Operating Expenses	0.85%	0.44%

1 Includes indirect expenses of securities of other mutual funds held by the Fund, if any.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$607	$782	$972	$1,519
Class I	$45	$141	$246	$555

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 27.49 percent of the average value of its portfolio.

Praxis Growth Index Fund

Principal Investment Strategies

The Fund invests primarily in U.S. equity securities and seeks to reflect the performance of the U.S. large capitalization growth equities market, as measured by the S&P 5001 Growth Index, its benchmark index. Under normal circumstances, the Fund invests at least 80 percent of the value of its assets in securities of, and investments related to, issuers in the Fund’s benchmark index. Typically, the Fund invests substantially more than 80 percent of the value of its assets in such securities. The benchmark index consists of those stocks in the S&P 500 Index determined to exhibit the strongest “growth” characteristics based on sales growth, earnings change to price and momentum ratios. The Fund seeks to avoid companies that are deemed inconsistent with the Stewardship Investing core values, as discussed below. In addition, the Adviser uses optimization techniques to select securities according to their contribution to the Fund’s overall objective and to seek to replicate the characteristics of the index, including risk and return characteristics. The Adviser determines whether to sell an investment based upon its assessment of the relative costs and benefits of continuing to hold an investment versus replacing it with other available investments, in light of the Fund’s investment objective, strategy and the characteristics of the overall portfolio.

Stewardship Investing

The Fund also analyzes potential investments for their ability to reflect certain core social values including:

•	Respecting the dignity and value of all people

•	Building a world at peace and free from violence

•	Demonstrating a concern for justice in a global society

•	Exhibiting responsible management practices

•	Supporting and involving communities

•	Practicing environmental stewardship

Principal Investment Risks

The Fund is subject to market risk, which means the value of the Fund’s shares will fluctuate based on market conditions and shareholders could lose money. The value of the Fund’s shares could decline significantly and unexpectedly, based on many factors, including national and international political or economic conditions and general market conditions. Events in the financial markets and in the broader economy may cause uncertainty and volatility, and may adversely affect Fund performance. Events in one market may impact other markets. Future events may impact the Fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. The Fund could underperform other investments. Some of the Fund’s holdings may underperform its other holdings. The Fund is also subject to investment style risk, which is the chance that returns from large capitalization growth stocks will trail returns from other asset classes or the overall stock market. Growth stocks tend to go through cycles of doing better — or worse — than the stock market in general. In the past, these cycles have occasionally persisted for multiple years.

Because the Fund is designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than if the Fund had a lower weighting to those securities. In addition, the Fund does not hold all securities in the index and the performance of the Fund may vary from the performance of the index due to imperfect correlation between the Fund’s holdings and the index. This is also known as tracking error. Application of Stewardship Investing screens may contribute to tracking error.

1 “S&P 500” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund

Praxis Growth Index Fund

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The returns assume reinvestment of all dividends and distributions. The bar chart shows how the performance of the Class A shares has varied from year to year for the last 10 years. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected in the bar chart, returns would have been lower. The table shows how the Fund’s average annual total returns for different periods compared to those of a broad-based securities market index.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.praxismutualfunds.com

After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for Class I shares. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class A — Annual Total Return Chart For the Periods Ended December 31, 2017

Best Quarter	Quarter Ended March 31, 2012	15.66%
Worst Quarter	Quarter Ended December 31, 2008	(23.52)%

Average Annual Total Returns
For the Periods Ended December 31, 2017
(with maximum sales charge)	Class A	1 Year	5 Years	10 Years
Return Before Taxes		19.67%	14.89%	8.49%
Return After Taxes on Distributions		18.81%	14.55%	8.31%
Return After Taxes on Distributions and Sale of Fund
Shares		11.85%	11.97%	6.93%
S&P 500 Growth Index
(reflects no deduction for fees, expenses or taxes)		27.43%	17.00%	9.99%

Average Annual Total Returns
For the Periods Ended December 31, 2017	Class I	1 Year	5 Years	10 Years
Return Before Taxes		26.78%	16.61%	9.55%
S&P 500 Growth Index
(reflects no deductions for fees, expenses or taxes)		27.43%	17.00%	9.99%

Praxis Growth Index Fund

FUND MANAGEMENT

Investment Adviser

Everence Capital Management, Inc. serves as the investment adviser to the Fund.

Portfolio Manager

Dale Snyder, CFA®, has served as the portfolio manager of the Fund since June 17, 2013.

PURCHASE OF FUND SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments Per Fund

Class A

Account Type	Initial	Subsequent
Non-Retirement	$2,500	$100
Retirement	$2,500	$100

The initial investment minimum requirements will be waived:

1) If you establish an automatic investment plan equal to the subsequent investment minimum;

2) If you are contributing to 403(b), SEP-IRA and SIMPLE IRA accounts.

An annual fee of $25 will be assessed in July to each of your Praxis Mutual Fund accounts that falls below $5,000 for any reason, including market fluctuation. Certain exceptions may apply. See page 54 of the Fund’s prospectus for more information.

Class I

Account Type	Initial	Subsequent
Non-Retirement	$100,000	NA
Retirement	$100,000	NA

The Fund may waive investment minimums for certain investors.

Other Important Information Regarding Fund Shares

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to the section titled “Investing in the Funds” on page 33 of the Fund’s prospectus.

Praxis Small Cap Index Fund

Investment Objective

The Small Cap Index Fund seeks to maximize long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Reductions” on page 57 of the Fund’s prospectus.

Shareholder Fees	Class A	Class I
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%	None
Redemption fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%

	Class A	Class I
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.30%	0.30%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses[1]	1.11%	0.20%
Total Annual Fund Operating Expenses	1.66%	0.50%
Fee Waiver and/or Expense Reimbursement	(0.53)%	None
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.13%	0.50%

1 Includes indirect expenses of securities of other mutual funds held by the Fund, if any.

2 Everence Capital Management, Inc. (the “Adviser”) has entered into a contractual expense limitation agreement with respect to the Small Cap Index Fund Class A until April 30, 2019. Pursuant to this agreement, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) of the Fund to 1.10 percent of the Fund’s average daily net assets. The Fund has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) to exceed 1.10 percent or any limit in place at the time of recoupment, whichever is lower, and the repayment is made within three years after the year in which the Adviser waived and/or reimbursed the expense.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that the Fund’s operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining periods shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$634	$972	$1,333	$2,345
Class I	$51	$160	$280	$628

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 103.54 percent of the average value of its portfolio.

Praxis Small Cap Index Fund

Principal Investment Strategies

The Fund invests primarily in U.S. equity securities and seeks to reflect the performance of the U.S. small capitalization equities market, as measured by the S&P® SmallCap 6001 Index, its benchmark index. Under normal circumstances, the Fund invests at least 80 percent of the value of its assets in securities of, and investments related to, issuers in the Fund’s benchmark index. Typically, the Fund invests substantially more than 80 percent of the value of its assets in such securities. The Fund seeks to avoid companies that are deemed inconsistent with the Stewardship Investing core values, as discussed below. In addition, the Adviser uses optimization techniques to select securities according to their contribution to the Fund’s overall objective and to seek to replicate the characteristics of the index, including risk and return characteristics. The Adviser determines whether to sell an investment based upon its assessment of the relative costs and benefits of continuing to hold an investment versus replacing it with other available investments, in light of the Fund’s investment objective, strategy and the characteristics of the overall portfolio.

Stewardship Investing

The Fund also analyzes potential investments for their ability to reflect certain core social values including:

•	Respecting the dignity and value of all people

•	Building a world at peace and free from violence

•	Demonstrating a concern for justice in a global society

•	Exhibiting responsible management practices

•	Supporting and involving communities

•	Practicing environmental stewardship

Principal Investment Risks

The Fund is subject to market risk, which means the value of the Fund’s shares will fluctuate based on market conditions and shareholders could lose money. The value of the Fund’s shares could decline significantly and unexpectedly, based on many factors, including national and international political or economic conditions and general market conditions. Events in the financial markets and in the broader economy may cause uncertainty and volatility, and may adversely affect Fund performance. Events in one market may impact other markets. Future events may impact the Fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. The Fund could underperform other investments, and some of the Fund’s holdings may underperform its other holdings. Because the value of the Fund’s investments will fluctuate with market conditions and interest rates, so will the value of your investment in the Fund.

The Fund is also subject to small capitalization company risk. Investments in small capitalization companies may be riskier, more volatile and less liquid than investments in larger, more established companies. Small capitalization companies may not have the size, resources or other assets of large capitalization companies, and may be more vulnerable to economic, market and competitive pressures than larger companies. Because the Fund is designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than if the Fund had a lower weighting to those securities. In addition, the Fund does not hold all securities in the index and the performance of the Fund may vary from the performance of the index due to imperfect correlation between the Fund’s holdings and the index. This is also known as tracking error. Application of Stewardship Investing screens may contribute to tracking error.

1 “S&P Small Cap 600” is a registered service mark of Standard & Poor’s Corporation, which does not sponsor and is in no way affiliated with the Fund

Praxis Small Cap Index Fund

FUND PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The returns (i) include the Fund’s performance when the Fund’s portfolio was managed by a sub-adviser and pursued a different investment strategy prior to January 1, 2017; (ii) assume reinvestment of all dividends and distributions; and (iii) would be lower if the Fund’s Class A shares operating expenses had not been limited. The bar chart shows how the performance of the Class A shares has varied from year to year for the last 10 years. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected in the bar chart, returns would have been lower. The table shows how the Fund’s average annual total returns for different periods compared to those of a broad-based securities market index.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.praxismutualfunds.com

After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for Class I shares. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Class A — Annual Total Return Chart For the Periods Ended December 31, 2017

Best Quarter	Quarter Ended June 30, 2009	17.98%
Worst Quarter	Quarter Ended December 31, 2008	(28.06)%

Average Annual Total Returns
For the Periods Ended December 31, 2017 (with maximum sales charge)	Class A	1 Year	5 Years	10 Years
Return Before Taxes		4.84%	6.94%	5.39%
Return After Taxes on Distributions		(1.24)%	3.55%	3.68%
Return After Taxes on Distributions and Sale of Fund Shares		5.52%	5.01%	4.10%
S&P® SmallCap 600 Index
(reflects no deduction for fees, expenses or taxes)		13.23%	15.99%	10.43%

Average Annual Total Returns
For the Periods Ended December 31, 2017	Class I	1 Year	5 Years	10 Years
Return Before Taxes		11.22%	8.76%	6.52%
S&P® SmallCap 600 Index
(reflects no deduction for fees, expenses or taxes)		13.23%	15.99%	10.43%

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.

Praxis Small Cap Index Fund

FUND MANAGEMENT

Investment Adviser

Everence Capital Management, Inc. serves as the investment adviser to the Fund.

Portfolio Managers

Dale Snyder, CFA®, has served as the portfolio manager of the Fund since January 1, 2017 when Everence Capital Management, Inc. assumed responsibility for the day to day management of the Fund’s portfolio.

PURCHASE OF FUND SHARES

You can buy, sell (redeem) or exchange shares of the Fund, either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open. The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Minimum Investments Per Fund

Class A

Account Type	Initial	Subsequent
Non-Retirement	$2,500	$100
Retirement	$2,500	$100

The initial investment minimum requirements will be waived:

1) If you establish an automatic investment plan equal to the subsequent investment minimum;

2) If you are contributing to 403(b), SEP-IRA and SIMPLE IRA accounts.

An annual fee of $25 will be assessed in July to each of your Praxis Mutual Fund accounts that fall below $5,000 for any reason, including market fluctuation. Certain exceptions may apply. See page 54 of the Fund’s prospectus for more information.

Class I

Account Type	Initial	Subsequent
Non-Retirement	$100,000	NA
Retirement	$100,000	NA

The Fund may waive investment minimums for certain investors.

Other Important Information Regarding Fund Shares

For important information about the purchase and sale of Fund shares, tax information and financial intermediary compensation, please refer to the section titled “Investing in the Funds” on page 33 of the Fund’s prospectus.

Praxis Genesis Conservative Portfolio

Investment Objectives

The Conservative Portfolio seeks current income and, as a secondary objective, capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Reductions” on page 57 of the Portfolio’s prospectus.

Shareholder Fees	Class A
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%
Redemption fee (as a percentage of amount redeemed, if applicable)	2.00%

Class A
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.34%
Acquired Fund Fees and Expenses (“AFFE”)[1]	0.53%
Total Annual Portfolio Operating Expenses[2]	1.17%
Fee Waiver and/or Expense Reimbursement	(0.03)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement[2]	1.14%

1 Includes indirect expenses of securities of other mutual funds held by the Portfolio. AFFE are not reflected in the Financial Highlights or audited financial statements.

2 Everence Capital Management, Inc. (the “Adviser”) has entered into a contractual expense limitation agreement with respect to the Conservative Portfolio until April 30, 2019. Pursuant to this agreement, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Portfolio Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) to 0.60 percent of the Portfolio’s average daily net assets. The Portfolio has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Portfolio Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) to exceed 0.60 percent or any limit in place at the time of recoupment, whichever is lower, and the repayment is made within three years after the year in which the Adviser waived and/or reimbursed the expense.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that the Portfolio’s operating expenses remain the same. This example reflects the net operating expenses with fee waiver for the one-year contractual period and the total operating expenses without fee waiver for the remaining periods shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$635	$874	$1,132	$1,868

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 15.88 percent of the average value of its portfolio.

Praxis Genesis Conservative Portfolio

Principal Investment Strategies

The Portfolio, a fund of funds, seeks to achieve its investment objective by investing primarily in Class I shares of underlying Praxis Funds.

The Portfolio typically invests approximately 60 - 80 percent of its total assets in bond funds and 20 - 40 percent of its total assets in equity funds. In selecting underlying funds, the Adviser analyzes many factors, including the underlying funds’ investment objectives, total return, and volatility. The Portfolio may also invest in other mutual funds or exchange traded funds (“ETFs”) to gain exposure to unique investment characteristics not available in the underlying Praxis Funds and whose screening criteria may differ from the Stewardship Investing screens used by the Praxis Mutual Funds. Investments in these non-Praxis funds and ETFs will not exceed 10 percent of the value of the Portfolio’s total assets. The Portfolio may hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. Government securities, commercial paper, and repurchase agreements.

The above asset allocation ranges are targets. The Adviser has discretion to reallocate the Portfolio’s assets among the allowable investments described above. As a result of market gains or losses, the percentage of the Portfolio’s assets invested in bond funds and equity funds at any given time may be different from the asset allocation target ranges shown above. The Adviser expects to rebalance the Portfolio’s assets annually in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently as it deems appropriate, depending on market conditions, investment performance, and other factors. The Portfolio seeks to avoid investments that are deemed inconsistent with the Stewardship Investing core values, as discussed below.

Stewardship Investing

The Portfolio also analyzes potential investments for their ability to reflect certain core social values including:

•	Respecting the dignity and value of all people

•	Building a world at peace and free from violence

•	Demonstrating a concern for justice in a global society

•	Exhibiting responsible management practices

•	Supporting and involving communities

•	Practicing environmental stewardship

Principal Investment Risks

Because the value of the Portfolio’s assets will fluctuate with market conditions and interest rates, so will the value of your investment in the Portfolio. You could lose money on your investment in the Portfolio, or the Portfolio could underperform other investments. Some of the Portfolio’s holdings may underperform its other holdings.

The Portfolio is subject to asset allocation risk, which is the possibility that the selection by the Adviser of underlying funds and the allocation of Portfolio assets to those funds will cause the Portfolio to underperform. In addition, the Portfolio is subject to the risks associated with the underlying funds in which it invests. The application of the underlying Funds’ socially responsible investment criteria may affect the underlying Funds’ exposure to certain sectors or types of investments and may impact the Portfolio’s relative investment performance depending on whether such sectors or investments are in or out of favor with the market. To the extent the Portfolio is invested in equity funds, it is susceptible to risks typically associated with equity investing, including that the stock market may decline in value and individual stocks held by the underlying funds may not perform as expected, and to the extent the Portfolio is invested in bond funds, it is susceptible to risks typically associated with bond investing, including interest rate risk, or the chance that the value of the fixed-income securities the underlying funds hold will decline due to rising interest rates. The value of the Portfolio’s shares could decline significantly and unexpectedly based upon many factors, including national and international political or economic conditions and general market conditions. Events in one market may impact other markets. Future events may impact the Portfolio in unforeseen ways.

Praxis Genesis Conservative Portfolio

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Portfolio. The returns assume reinvestment of all dividends and distributions and would be lower if the Fund’s Class A shares operating expenses had not been limited. The bar chart shows how the performance has varied from year to year since its inception. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected in the bar chart, returns would have been lower. The table shows how the Portfolio’s average annual total returns for different periods compared to those of a broad-based securities market index.

Please note that the Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available at www.praxismutualfunds.com

After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for Class I shares. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Composite Benchmark is comprised of unmanaged indices that correspond to the Portfolio’s model allocation and, effective January 1, 2017, consists of the Bloomberg Barclays U.S Aggregate Bond Index (the “Bloomberg Barclays Aggregate Bond Index”) (70 percent), the MSCI ACWI ex USA Index (Net) (7.50 percent), the S&P 500 Index (20 percent) and the S&P® SmallCap 600 Index (2.5 percent).1

Class A — Annual Total Return Chart For the Periods Ended December 31, 2017

Best Quarter	Quarter Ended September 30, 2010	5.27%
Worst Quarter	Quarter Ended September 30, 2011	(3.16)%

Average Annual Total Returns
For the Periods Ended December 31, 2017 (with maximum sales charge)	Class A	1 Year	5 Years	Since Inception (December 31, 2009)
Return Before Taxes		2.67%	3.57%	4.53%
Return After Taxes on Distributions		1.65%	2.58%	3.52%
Return After Taxes on Distributions and Sale of Fund Shares		1.83%	2.43%	3.22%
S&P Target Risk Conservative Index
(reflects no deductions for fees, expenses or taxes)		9.87%	4.85%	5.31%
Composite Benchmark[1]
(reflects no deductions for fees, expenses or taxes)		8.96%	5.56%	6.28%

1 The Conservative Composite Benchmark is comprised of unmanaged indices that correspond to the Portfolio’s model allocation and effective January 1, 2017, consists of the Bloomberg Barclays U.S. Aggregate Bond Index (the “Bloomberg Barclays Aggregate Bond Index”) (70 percent), the MSCI ACWI ex USA Index (Net) (7.5 percent), the S&P 500 Index (20 percent) and the S&P Small Cap 600 Index (2.5 percent). The composite benchmark from April 30, 2013 to December 31, 2016 consisted of the Bloomberg Barclays Aggregate Bond Index (70 percent), the MSCI ACWI ex USA Index (Net) (7.5 percent), the S&P 500 Index (20 percent) and the Russell 2000 Index (2.5 percent). The composite benchmark prior to April 30, 2013 consisted of the Bloomberg Barclays Aggregate Bond Index (70 percent), the MSCI EAFE Index (7.5 percent), the Russell 1000 Index (20 percent) and the Russell 2000 Index (2.5 percent).

Praxis Genesis Conservative Portfolio

PORTFOLIO MANAGEMENT

Investment Adviser

Everence Capital Management, Inc. serves as the investment adviser to the Portfolio.

Portfolio Manager

Benjamin Bailey, CFA®, has served as a portfolio manager of the Portfolio since June 17, 2013.

Dale Snyder will begin serving as a portfolio manager of the Portfolio on May 1, 2018.

PURCHASE OF FUND SHARES

You can buy, sell (redeem) or exchange shares of the Portfolio, either through a financial professional or directly from the Portfolio, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after receipt of your request in good order.

Minimum Investments Per Fund

Class A

Account Type	Initial	Subsequent
Non-Retirement	$1,000	$50
Retirement	$1,000	$50

The initial investment minimum requirements will be waived:

1) If you establish an automatic investment plan equal to the subsequent investment minimum;

2) If you are contributing to 403(b), SEP-IRA and SIMPLE IRA accounts.

An annual fee of $25 will be assessed in July to each of your Praxis Genesis Portfolio accounts that fall below $1,000 for any reason, including market fluctuation. Certain exceptions may apply. See page 54 of the Fund’s prospectus for more information.

Other Important Information Regarding Portfolio Shares

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please refer to the section titled “Investing in the Funds” on page 33 of the Fund’s prospectus.

Praxis Genesis Balanced Portfolio

Investment Objectives

The Balanced Portfolio seeks long-term capital appreciation and growth of income. To a lesser extent, it seeks current income.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Reductions” on page 57 of the Portfolio’s prospectus.

Shareholder Fees	Class A
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%
Redemption fee (as a percentage of amount redeemed, if applicable)	2.00%

Annual Fund Operating Expenses	Class A
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.23%
Acquired Fund Fees and Expenses (“AFFE”)[1]	0.52%
Total Annual Portfolio Operating Expenses[2]	1.05%

1 Includes indirect expenses of securities of other mutual funds held by the Portfolio. AFFE are not reflected in the Financial Highlights or audited financial statements.

2 Everence Capital Management, Inc. (the “Adviser”) has entered into a contractual expense limitation agreement with respect to the Balanced Portfolio until April 30, 2019. Pursuant to this agreement, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) to 0.60 percent of the Portfolio’s average daily net assets. The Portfolio has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Portfolio Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) to exceed 0.60 percent or any limit in place at the time of recoupment, whichever is lower, and the repayment is made within three years after the year in which the Adviser waived and/or reimbursed the expense.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$626	$842	$1,074	$1,740

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s turnover rate was 11.91 percent of the average value of its portfolio.

Praxis Genesis Balanced Portfolio

Principal Investment Strategies

The Portfolio, a fund of funds, seeks to achieve its investment objective by investing primarily in Class I shares of underlying Praxis Funds.

The Portfolio typically invests approximately 30 - 50 percent of its total assets in bond funds and 50 - 70 percent of its total assets in equity funds. In selecting underlying funds, the Adviser analyzes many factors, including the underlying funds’ investment objectives, total return, and volatility. The Portfolio may also invest in other mutual funds or exchange traded funds (“ETFs”) to gain exposure to unique investment characteristics not available in the underlying Praxis Funds and whose screening criteria may differ from Stewardship Investing screens used by the Praxis Mutual Funds. Investments in these non-Praxis funds and ETFs will not exceed 10 percent of the value of the Portfolio’s total assets. The Portfolio may hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. Government securities, commercial paper, and repurchase agreements.

The above asset allocation ranges are targets. The Adviser has discretion to reallocate the Portfolio’s assets among the allowable investments described above. As a result of market gains or losses, the percentage of the Portfolio’s assets invested in bond funds and equity funds at any given time may be different from the asset allocation target ranges shown above. The Adviser expects to rebalance the Portfolio’s assets annually in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently as it deems appropriate, depending on market conditions, investment performance, and other factors. The Portfolio seeks to avoid investments that are deemed inconsistent with the Stewardship Investing core values, as discussed below.

Stewardship Investing

The Portfolio also analyzes potential investments for their ability to reflect certain core social values including:

•	Respecting the dignity and value of all people

•	Building a world at peace and free from violence

•	Demonstrating a concern for justice in a global society

•	Exhibiting responsible management practices

•	Supporting and involving communities

•	Practicing environmental stewardship

Principal Investment Risks

Because the value of the Portfolio’s assets will fluctuate with market conditions and interest rates, so will the value of your investment in the Portfolio. You could lose money on your investment in the Portfolio, or the Portfolio could underperform other investments. Some of the Portfolio’s holdings may underperform its other holdings.

The Portfolio is subject to asset allocation risk, which is the possibility that the selection by the Adviser of underlying funds and the allocation of Portfolio assets to those funds will cause the Portfolio to underperform. In addition, the Portfolio is subject to the risks associated with the underlying funds in which it invests. The application of the underlying Funds’ socially responsible investment criteria may affect the underlying Funds’ exposure to certain sectors or types of investments and may impact the Portfolio’s relative investment performance depending on whether such sectors or investments are in or out of favor with the market. To the extent the Portfolio is invested in equity funds, it is susceptible to risks typically associated with equity investing, including that the stock market may decline in value and individual stocks held by the underlying funds may not perform as expected, and to the extent the Portfolio is invested in bond funds, it is susceptible to risks typically associated with bond investing, including interest rate risk, or the chance that the value of the fixed-income securities the underlying funds hold will decline due to rising interest rates. The value of the Portfolio’s shares could decline significantly and unexpectedly based upon many factors, including national and international political or economic conditions and general market conditions. Events in one market may impact other markets. Future events may impact the Portfolio in unforeseen ways.

Praxis Genesis Balanced Portfolio

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Portfolio. The returns assume reinvestment of all dividends and distributions. The bar chart shows how the performance has varied from year to year since its inception. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected in the bar chart, returns would have been lower. The table shows how the Portfolio’s average annual total returns for different periods compared to those of a broad-based securities market index.

Please note that the Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available at www.praxismutualfunds.com

After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for Class I shares. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Composite Benchmark is comprised of unmanaged indices that correspond to the Portfolio’s model allocation and, effective January 1, 2017, consists of the Bloomberg Barclays U.S. Aggregate Bond Index (the “Bloomberg Barclays Aggregate Bond Index”) (40 percent), the MSCI ACWI ex USA Index (Net) (15 percent), the S&P 500 Index (35 percent) and the S&P® SmallCap 600 Index (10 percent).1

Class A — Annual Total Return Chart For the Periods Ended December 31, 2017

Best Quarter	Quarter Ended September 30, 2010	8.26%
Worst Quarter	Quarter Ended September 30, 2011	(9.21)%

Average Annual Total Returns
For the Periods Ended December 31, 2017 (with maximum sales charge)	Class A	1 Year	5 Years	Since Inception (December 31, 2009)
Return Before Taxes		7.39%	6.43%	6.57%
Return After Taxes on Distributions		6.20%	5.48%	5.70%
Return After Taxes on Distributions and Sale of Fund Shares		4.70%	4.80%	5.02%
S&P Target Risk Growth Index
(reflects no deductions for fees, expenses or taxes)		16.04%	8.62%	8.34%
Composite Benchmark[1]
(reflects no deductions for fees, expenses or taxes)		14.29%	8.97%	8.82%

1 The Balanced Composite Benchmark is comprised of unmanaged indices that correspond to the Portfolio’s model allocation and effective January 1, 2017, consists of the Bloomberg Barclays U.S. Aggregate Bond Index (the“ Bloomberg Barclays Aggregate Bond Index”) (40 percent), the MSCI ACWI ex USA Index (Net) (15 percent), the S&P 500 Index (35 percent) and the S&P Small Cap 600 Index (10 percent). The composite benchmark from April 30, 2013 to December 31, 2016 consisted of the Bloomberg Barclays Aggregate Bond Index (40 percent), the MSCI ACWI ex USA Index (Net) (15 percent), the S&P 500 Index (35 percent) and the Russell 2000 Index (10 percent). The composite benchmark prior to April 30, 2013 consisted of the Bloomberg Barclays Aggregate Bond Index (40 percent), the MSCI EAFE Index (15 percent), the Russell 1000 Index (35 percent) and the Russell 2000 Index (10 percent).

Praxis Genesis Balanced Portfolio

PORTFOLIO MANAGEMENT

Investment Adviser

Everence Capital Management, Inc. serves as the investment adviser to the Portfolio.

Portfolio Manager

Benjamin Bailey, CFA®, has served as a portfolio manager of the Portfolio since June 17, 2013.

Dale Snyder will begin serving as a portfolio manager of the Portfolio on May 1, 2018.

PURCHASE OF FUND SHARES

You can buy, sell (redeem) or exchange shares of the Portfolio, either through a financial professional or directly from the Portfolio, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after receipt of your request in good order.

Minimum Investments Per Fund

Class A

Account Type	Initial	Subsequent
Non-Retirement	$1,000	$50
Retirement	$1,000	$50

The initial investment minimum requirements will be waived:

1) If you establish an automatic investment plan equal to the subsequent investment minimum;

2) If you are contributing to 403(b), SEP-IRA and SIMPLE IRA accounts.

An annual fee of $25 will be assessed in July to each of your Praxis Genesis Portfolio accounts that fall below $1,000 for any reason, including market fluctuation. Certain exceptions may apply. See page 54 of the Fund’s prospectus for more information.

Other Important Information Regarding Portfolio Shares

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please refer to the section titled “Investing in the Funds” on page 33 of the Fund’s prospectus.

Praxis Genesis Growth Portfolio

Investment Objectives

The Growth Portfolio seeks capital appreciation with current income as a secondary objective.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Reductions” on page 57 of the Portfolio’s prospectus.

Shareholder Fees	Class A
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%
Redemption fee (as a percentage of amount redeemed, if applicable)	2.00%

Annual Fund Operating Expenses	Class A
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.05%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.30%
Acquired Fund Fees and Expenses (AFFE)[1]	0.52%
Total Annual Portfolio Operating Expenses[2]	1.12%

1 Includes indirect expenses of securities of other mutual funds held by the Portfolio. AFFE are not reflected in the Financial Highlights or audited financial statements.

2 Everence Capital Management, Inc. (the “Adviser”) has entered into a contractual expense limitation agreement with respect to the Growth Portfolio until April 30, 2019. Pursuant to this agreement, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Portfolio Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) to 0.60 percent of the Portfolio’s average daily net assets. The Portfolio has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) to exceed 0.60 percent or any limit in place at the time of recoupment, whichever is lower, and the repayment is made within three years after the year in which the Adviser waived and/or reimbursed the expense.

Example

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$634	$865	$1,115	$1,827

Portfolio Turnover: The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 11.05 percent of the average value of its portfolio.

Praxis Genesis Growth Portfolio

Principal Investment Strategies

The Portfolio, a fund of funds, seeks to achieve its investment objective by investing primarily in Class I shares of underlying Praxis Funds.

The Portfolio typically invests approximately 10 - 30 percent of its total assets in bond funds and 70 - 90 percent of its total assets in equity funds. In selecting underlying funds, the Adviser analyzes many factors, including the underlying funds’ investment objectives, total return, and volatility. The Portfolio may also invest in other mutual funds or exchange traded funds (“ETFs”) to gain exposure to unique investment characteristics not available in the underlying Praxis Funds and whose screening criteria may differ from the Stewardship Investing screens used by the Praxis Mutual Funds. Investments in these non-Praxis funds and ETFs will not exceed 10 percent of the value of the Portfolio’s total assets. The Portfolio may hold a minimal amount of cash or cash equivalent positions, such as money market instruments, U.S. Government securities, commercial paper, and repurchase agreements.

The above asset allocation ranges are targets. The Adviser has discretion to reallocate the Portfolio’s assets among the allowable investments described above. As a result of market gains or losses, the percentage of the Portfolio’s assets invested in bond funds and equity funds at any given time may be different from the asset allocation target ranges shown above. The Adviser expects to rebalance the Portfolio’s assets annually in accordance with the asset allocation model then in effect, but reserves the right to rebalance more or less frequently as it deems appropriate, depending on market conditions, investment performance, and other factors. The Portfolio seeks to avoid investments that are deemed inconsistent with the Stewardship Investing core values, as discussed below.

Stewardship Investing

The Portfolio also analyzes potential investments for their ability to reflect certain core social values including:

•	Respecting the dignity and value of all people

•	Building a world at peace and free from violence

•	Demonstrating a concern for justice in a global society

•	Exhibiting responsible management practices

•	Supporting and involving communities

•	Practicing environmental stewardship

Principal Investment Risks

Because the value of the Portfolio’s assets will fluctuate with market conditions and interest rates, so will the value of your investment in the Portfolio. You could lose money on your investment in the Portfolio, or the Portfolio could underperform other investments. Some of the Portfolio’s holdings may underperform its other holdings.

The Portfolio is subject to asset allocation risk, which is the possibility that the selection by the Adviser of underlying funds and the allocation of Portfolio assets to those funds will cause the Portfolio to underperform. In addition, the Portfolio is subject to the risks associated with the underlying funds in which it invests. The application of the underlying Funds’ socially responsible investment criteria may affect the underlying Funds’ exposure to certain sectors or types of investments and may impact the Portfolio’s relative investment performance depending on whether such sectors or investments are in or out of favor with the market. To the extent the Portfolio is invested in equity funds, it is susceptible to risks typically associated with equity investing, including that the stock market may decline in value and individual stocks held by the underlying funds may not perform as expected, and to the extent the Portfolio is invested in bond funds, it is susceptible to risks typically associated with bond investing, including interest rate risk, or the chance that the value of the fixed-income securities the underlying funds hold will decline due to rising interest rates. The value of the Portfolio’s shares could decline significantly and unexpectedly based upon many factors, including national and international political or economic conditions and general market conditions. Events in one market may impact other markets. Future events may impact the Portfolio in unforeseen ways.

Praxis Genesis Growth Portfolio

PORTFOLIO PERFORMANCE

The bar chart and table that follow provide some indication of the risk of an investment in the Portfolio. The returns assume reinvestment of all dividends and distributions. The bar chart shows how the performance has varied from year to year since its inception. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected in the bar chart, returns would have been lower. The table shows how the Portfolio’s average annual total returns for different periods compared to those of a broad-based securities market index.

Please note that the Portfolio’s past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Updated performance information is available at www.praxismutualfunds.com

After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for Class I shares. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Composite Benchmark is comprised of unmanaged indices that correspond to the Portfolio’s model allocation and, effective January 1, 2017, consists of the Bloomberg Barclays U.S. Aggregate Bond Index (the “Bloomberg Barclays Aggregate Bond Index”) (20 percent) the MSCI ACWI ex USA Index (Net) (20 percent), the S&P 500 Index (45 percent) and the S&P® SmallCap 600 Index (15 percent).1

Class A — Annual Total Return Chart For the Periods Ended December 31, 2017

Best Quarter	Quarter Ended September 30, 2010	10.16%
Worst Quarter	Quarter Ended September 30, 2011	(13.05)%

Average Annual Total Returns
For the Periods Ended December 31, 2017 (with maximum sales charge)	Class A	1 Year	5 Years	Since Inception (December 31, 2009)
Return Before Taxes		10.55%	8.19%	7.80%
Return After Taxes on Distributions		9.29%	7.29%	7.06%
Return After Taxes on Distributions and Sale of Fund Shares		6.65%	6.31%	6.17%
S&P Target Risk Aggressive Index
(reflects no deductions for fees, expenses or taxes)		20.12%	10.78%	10.45%
Composite Benchmark[1]
(reflects no deductions for fees, expenses or taxes)		17.97%	11.24%	10.44%

1 The Growth Composite Benchmark is comprised of unmanaged indices that correspond to the Portfolio’s model allocation and effective January 1, 2017, consists of the Bloomberg Barclays U.S. Aggregate Bond Index (the“ Bloomberg Barclays Aggregate Bond Index”) (20 percent), the MSCI ACWI ex USA Index (Net) (20 percent), the S&P 500 Index (45 percent) and the S&P Small Cap 600 Index (15 percent). The composite benchmark from April 30, 2013 to December 31, 2016 consisted of the Bloomberg Barclays Aggregate Bond Index (20 percent), the MSCI ACWI ex USA Index (Net) (20 percent), the S&P 500 Index (45 percent) and the Russell 2000 Index (15 percent). The composite benchmark prior to April 30, 2013 consisted of the Bloomberg Barclays Aggregate Bond Index (20 percent), the MSCI EAFE Index (20 percent), the Russell 1000 Index (45 percent) and the Russell 2000 Index (15 percent).

Praxis Genesis Growth Portfolio

PORTFOLIO MANAGEMENT

Investment Adviser

Everence Capital Management, Inc. serves as the investment adviser to the Portfolio.

Portfolio Manager

Benjamin Bailey, CFA®, has served as a portfolio manager of the Portfolio since June 17, 2013.

Dale Snyder will begin serving as a portfolio manager of the Portfolio on May 1, 2018.

PURCHASE OF FUND SHARES

You can buy, sell (redeem) or exchange shares of the Portfolio, either through a financial professional or directly from the Portfolio, on any day that the New York Stock Exchange is open. The share price is based on the Portfolio’s net asset value, determined after receipt of your request in good order.

Minimum Investments Per Fund

Class A

Account Type	Initial	Subsequent
Non-Retirement	$1,000	$50
Retirement	$1,000	$50

The initial investment minimum requirements will be waived:

1) If you establish an automatic investment plan equal to the subsequent investment minimum;

2) If you are contributing to 403(b), SEP-IRA and SIMPLE IRA accounts.

An annual fee of $25 will be assessed in July to each of your Praxis Genesis Portfolio accounts that fall below $1,000 for any reason, including market fluctuation. Certain exceptions may apply. See page 54 for more information.

Other Important Information Regarding Portfolio Shares

For important information about the purchase and sale of Portfolio shares, tax information and financial intermediary compensation, please refer to the section titled “Investing in the Funds” on page 33.

INVESTING IN THE FUNDS

PURCHASE AND SALE OF FUND SHARES

Shares of the Funds have not been registered for sale outside of the United States. This prospectus is not intended for distribution to prospective investors outside of the United States. The Funds generally do not market or sell shares to investors domiciled outside of the United States, even if the investors are citizens or lawful permanent residents of the United States. Any non-U.S. shareholders generally would be subject to U.S. tax withholding on distributions by the Funds. This prospectus does not address in detail the tax consequences affecting any shareholder who is a nonresident alien individual or a non-U.S. trust or estate, corporation or partnership. Investment in the Funds by non-U.S. investors may be permitted on a case-by-case basis, at the sole discretion of the Funds.

Purchasing Fund Shares. You generally may buy and sell shares on any day the New York Stock Exchange (“NYSE”) is open (a “Business Day”).

Selling Fund Shares. In general, you may redeem shares on any Business Day:

•	Through your financial intermediary;

•	By writing to Praxis Mutual Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701;

•	Via overnight service Praxis Mutual Funds, c/o U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202;

•	Via wire transfer, if you have elected that option on your application, by calling (800) 977-2947; or

•	Via the Systematic Withdrawal Plan, if you have elected this option.

TAX INFORMATION

The Funds intend to make distributions that may be taxed as either ordinary income or capital gains except when you hold your Fund shares through a tax-deferred arrangement, such as an individual retirement account. Such tax-deferred arrangements may be taxed later upon withdrawals made from those arrangements.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Investment Objectives, Principal Investment Strategies, and Related Risks

Criteria for Socially Responsible Investing

Praxis is a word that refers to a way of joining belief and action. Everence Capital Management, Inc. (“Everence”, “Praxis” or the “Adviser”) believes that it captures the essence of the investment philosophy of Praxis Mutual Funds (the “Funds”).

The goal of the Funds is to join beliefs with deeds, using the tools of socially responsible investing. The Fund is governed by the philosophy that being faithful stewards means using assets God has entrusted to us to promote economic results that are not only productive but also reflect God’s values, caring for others as well as all of Creation (“Stewardship Investing”).

When constructing the Stewardship Investing screens used by the Funds, the Adviser seeks to avoid companies that are deemed inconsistent with the Praxis Stewardship Investing core values (see below). Recognizing no company is perfect, the Funds also utilize shareholder advocacy to encourage corporations to be good stewards of their resources, to care for the environment, and to create just work environments while generating long-term value for all stakeholders.

Investments will be screened to attempt to assure that the Funds’ investments are socially responsible based upon the Praxis Stewardship Investing core values and reflect forward looking risk-return data on environmental, social and governance (“ESG”) practices. When a Fund becomes aware that it has invested in a company that may be engaged in an activity that is inconsistent with the Praxis Stewardship Investing approach or a Fund’s specific Stewardship Investing screens, it may first seek to use its influence to change that activity and may eventually determine to sell its investment. The Funds are not under any strict time schedule to make a decision to sell such investments.

Investors should understand, however, that socially responsible investing outside the United States can be more difficult. Countries have different laws and regulations governing the securities markets, financial and company disclosure, environment, labor, health and welfare standards and practices. Frequently, there is less information available to the public about the business activities and practices of foreign companies. As a result, it can be more difficult to effectively apply Stewardship Investing screens abroad than it is in the United States. Accordingly, a Fund may unintentionally invest in foreign companies that may engage in a line of business or other practices that do not meet the Praxis Stewardship Investing core values. Nevertheless, it is the goal of the Funds and Adviser to avoid investment in such companies.

The Praxis Stewardship Investing Philosophy

Stewardship Investing is a philosophy of financial decision-making motivated and informed by social convictions drawn from the 500 year-old Anabaptist-Christian faith tradition. This approach holds in tension a responsibility for the productive use of financial resources and a deep-seated concern for the individuals, communities and environments that are impacted by our investment choices.

To carry out this task, the Funds seek to:

•	Invest in companies that best reflect a set of positive core values.

•	Participate actively in corporate decision-making through proxy voting, shareholder advocacy and direct company dialogue, encouraging positive corporate social practices.

•	Engage in community development investing that widens the door of economic opportunity by empowering disadvantaged individuals and communities through targeted investments.

The Praxis Stewardship Investing Core Values

The following core values, which were developed by Everence and adopted by the Funds, help guide the evaluation of a company’s social performance, as a part of investment selection and shareholder advocacy processes. While few companies may reach these ideals in all aspects of social responsibility, the guidelines articulate the Funds’ highest expectations for corporate behavior.

In making investment decisions, the Funds strive to invest in companies that:

1.	Respect the dignity and value of all people. We expect companies to respect and support the basic human rights of all people to practice self-determination; to live free of fear, violence and intimidation; to lead healthy, well- nourished lives; and to have access to adequate shelter and sanitation. In a diverse, global society, we expect that companies will respect the dignity of individuals and ethnic/cultural groups. Companies should treat all people fairly, avoiding discrimination and stereotyping, and should seek to nurture and benefit from diversity in all aspects of corporate activity. We expect that companies will not attempt to benefit from the misfortunes of disadvantaged individuals or communities or from relationships with oppressive political regimes.

2.	Build a world at peace and free from violence. We believe that violence, in all its forms, hinders the growth, prosperity and freedom of humankind. It has no place in corporate structures, practice or production. We desire companies to be engaged in products and services that support life — not those designed to kill, maim or injure. The expansions of the world’s military establishments are not productive endeavors for humanity. We will seek to avoid those companies for which weapons production and military contracting are a focus of their energy, resources and sales growth strategies. We expect companies to engage in activities that contribute to healthy and peaceful relationships between individuals, communities and nations. We expect companies to value the sanctity of human life, promote alternative forms of conflict resolutions and commit to efforts that reduce violence and aggression in world culture.

Investment Objectives, Principal Investment Strategies, and Related Risks

Criteria for Socially Responsible Investing (continued)

3.	Demonstrate a concern for justice in a global society. All people deserve opportunities to participate in social and economic prosperity. We expect companies to provide fair, sustainable compensation for all employees and subcontractors. Corporate efforts should extend opportunities to the disabled, the disadvantaged and marginalized communities. Company behavior should be based on standards higher than minimum legal requirements. We expect products and services to be offered with honesty and without discrimination. Individuals and communities should be involved in issues and decisions that affect their lives. We expect corporations to act on a basis of shared prosperity, recognizing the value and contributions of all stakeholders in creating and sustaining lasting commercial success.

4.	Exhibit responsible management practices. We expect a company to operate in an honest, trustworthy, compassionate and responsible manner. We desire transparency and openness about company policies, finances and behavior. We expect companies to value and empower all employees and to take all reasonable steps to ensure their health and safety. Companies should respect workers’ rights to communicate with management, organize and bargain collectively. We expect companies to negotiate and communicate in good faith and deal fairly and respectfully with all stakeholders. Companies should engage in responsible resource management and obey or exceed all relevant laws for environmental concerns, safety and public disclosure. Companies should employ sound practices of corporate governance, including board independence, board and executive compensation and structural integrity. It is our desire for companies to avoid unnecessary litigation and to pursue alternatives where possible. We expect companies to be aggressively engaged in the marketplace, yet be respectful of their competitors and values- centered in their decision-making.

5.	Support and involve communities. Communities — within a workforce, around company facilities or representing various ethnic, cultural or political groups — contribute directly and indirectly to the success of corporate endeavors. We believe a company is responsible to contribute its people, expertise and resources to the support and development of these communities. Companies should actively, creatively and aggressively engage in corporate charitable giving. Employee volunteerism, community involvement and personal charitable giving should also be encouraged. We expect communities will be included in decision-making on issues that affect them. Investments should be made that add value to local workforces, living environments and community infrastructures. We expect companies to consider the impact their products and production methods have on efforts to build healthy, productive communities. To this end, we will avoid companies materially engaged in alcohol and tobacco production and in the gaming industry.

6.	Practice environmental stewardship. The natural environment is a finite resource, the inheritance of future generations and a gift from God. We expect companies to respect the limits of our natural resources and to work toward environmental sustainability. Companies should carefully consider climate risks and opportunities, pursue cleaner and more efficient production methods and bear a deep concern for the welfare of animals, minimizing animal testing, wherever possible. We value a company’s involvement in the environmental technology and services arena. We expect companies to engage in honest, transparent environmental reporting, to support respected environmental principles and to publicly promote the value of the environment.

Screening and ESG Integration

In order to best align the Fund’s holdings with the Stewardship Investing Core Values, two levels of screening have been developed.

1.	Values-Based Screens. These screens are based on a company’s involvement with various business activities that are deemed inconsistent with the values and social objectives of the Funds. While various tolerances are applied to prohibited activities, the resulting restricted list is applied uniformly to all Praxis Mutual Funds.

2.	ESG Screens. The understanding and integration of forward-looking ESG (environmental, social, and governance) data is becoming increasingly important in the proper management of any mutual fund. To promote ESG integration in the Praxis Mutual Funds, a list of companies most poorly positioned to benefit from ESG-related opportunities or most exposed to their inherent risks is created by the Adviser, in partnership with its independent ESG research partner. Companies on this list are summarily restricted from all passively-managed Praxis Mutual Funds. Due to the discretionary component of its active investment strategy, this list, along with related ESG company information and interaction with the Adviser’s Stewardship Investing staff, will be provided to the managers of the Praxis Impact Bond Fund on an advisory basis to further inform their investment management process.

The Praxis Commitment to Community Development Investing

Consistent with the Praxis Stewardship Investing philosophy and core values, the Funds are permitted to make certain types of community development investments. These consist of investments in local community-oriented investment programs which are intended to provide economic growth and opportunity in areas deemed suitable for investments of this type. The objective of such community development investments is to foster sustainable social and economic well-being in underserved communities through the use of targeted investments.

Investment Objectives, Principal Investment Strategies, and Related Risks

Criteria for Socially Responsible Investing (continued)

As part of their commitment to community development investments, the Funds may purchase notes issued by organizations that use the note proceeds to fund community development programs by making below-market rate loans to approved community development organizations (“CDI Notes”). Each Fund, in accordance with guidelines established by the Board of Trustees of the Praxis Mutual Funds (the “Board of Trustees”), is permitted to invest up to 3 percent of its total assets in community development investments including CDI Notes.

CDI Notes and other community development investments that may be held by the Funds have specific risk factors associated with them. These types of investments typically offer a rate of return below the then-prevailing market rate and are considered illiquid, unrated and below-investment grade. They also involve a greater risk of default or price decline than investment-grade securities. As a result, they are expected to underperform other fixed income securities in which a Fund otherwise might invest. However, these investments have been determined by the Board of Trustees as being a beneficial way to carry out each Fund’s goals for stewardship investing at the community level.

You can find more information on the Praxis stewardship investing core values and related activities by visiting the Praxis Mutual Funds website at: www.praxismutualfunds.com.

Investment Objectives, Principal Investment Strategies, and Related Risks

Additional information regarding the investment objectives, principal investment strategies and other investment policies for each of the Praxis Impact Bond Fund (“Impact Bond Fund”), Praxis International Index Fund (“International Index Fund”), Praxis Value Index Fund (“Value Index Fund”), Praxis Growth Index Fund (“Growth Index Fund”), Praxis Small Cap Index Fund (“Small Cap Index Fund”), Praxis Genesis Conservative Portfolio (“Conservative Portfolio”) Praxis Genesis Balanced Portfolio (“Balanced Portfolio”) Praxis Genesis Growth Portfolio (“Conservative Portfolio”) (each, a “Fund,” and collectively, the “Funds” or “Praxis Mutual Funds”) is provided below. Each of Conservative Portfolio, Balanced Portfolio and Growth Portfolio are referred to as a “Portfolio”, and collectively, the “Genesis Portfolios”.

There can be no assurance that a Fund’s investment objective will be achieved. Each Fund’s investment objective may be changed without shareholder approval, in which case notice of the change would be provided. Unless expressly stated otherwise, all percentage limits discussed in this section are applied at the time of investment.

Impact Bond Fund

Ticker Symbol:	Class A - MIIAX
Class I - MIIIX

Investment Objectives

The primary investment objective of the Impact Bond Fund is to seek current income. To a lesser extent, it seeks capital appreciation.

Policies and Strategies

The Fund seeks to achieve its investment objectives in a framework that assesses, integrates and prioritizes impact on the climate and communities around the world. The Fund invests, under normal circumstances, at least 80 percent of its net assets (plus the amount of any borrowings for investment purposes) in fixed income securities of all types, consistent with the Praxis Stewardship Investing core values, as discussed in “Criteria for Socially Responsible Investing” above. In selecting investments, where possible, the Adviser will place a priority on market-rate, fixed income opportunities with a significant, direct impact on the climate and/or communities around the world. Under normal market conditions the Fund will maintain a dollar-weighted average maturity of 3 to 10 years.

Consistent with the Impact Bond Fund’s investment objectives, the Fund:

•	utilizes a framework that assesses, integrates and prioritizes the impact on the climate and communities around the world;

•	invests in fixed income securities consisting of bonds, preferred stocks, debentures, notes, zero-coupon securities, mortgage-related and other asset-backed securities, state and local municipal or industrial revenue bonds, credit default swaps, forward contracts, futures contracts and options, obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, debt securities convertible into, or exchangeable for, common stocks, foreign debt securities, guaranteed investment contracts, income participation loans, first mortgage loans and participation certificates in pools of mortgages issued or guaranteed by agencies of instrumentalities of the U.S. Government. Certain securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. U.S. Treasury instruments may be purchased and deposited with the custodian or respective broker/dealer only to satisfy broker/dealer collateral requirements;

•	may invest up to 10 percent of its net assets in fixed income securities rated within the fifth and sixth highest rating categories at the time of purchase by one or more nationally recognized statistical rating organizations (“NRSROs”). Except for the 10 percent of its assets noted above, the Fund will invest in fixed income securities only if they are rated within the four highest long-term rating categories at the time of purchase by one or more NRSRO or, if unrated, which the Adviser has determined to present attractive opportunities and are of comparable quality. Securities rated in the fourth highest category are considered to have speculative characteristics. For these securities in the fourth through sixth highest categories, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities;

•	may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed-upon price on an agreed-upon date (usually within seven days of purchase);

•	may use interest rate futures contracts and credit default swap agreements to manage interest rate risk and credit risk, and may purchase U.S. Treasury instruments to satisfy associated collateral requirements;

•	may purchase securities on a when-issued or delayed-delivery basis in which a security’s price and yield are fixed on a specific date, but payment and delivery are scheduled for a future date beyond the standard settlement period; and

•	may invest in other investment companies.

In the event that the Adviser determines that current market conditions are not suitable for the Fund’s typical investments, the Adviser may instead, for temporary defensive purposes during such unusual market conditions, invest all or a portion of its assets in money market instruments or repurchase agreements. When the Fund engages in such strategies, it may not achieve its investment objectives. Shareholders of the Impact Bond Fund will receive at least 60 days prior notice of any changes to the Fund’s 80 percent investment policy as described above.

Investment Objectives, Principal Investment Strategies, and Related Risks

International Index Fund

Ticker Symbol:	Class A - MPLAX
Class I - MPLIX

Investment Objectives

The primary investment objective of the International Index Fund is to seek capital appreciation.

Policies and Strategies

Under normal circumstances, the Fund invests at least 80 percent of the value of its net assets (plus the amount of any borrowings for investment purposes) in securities of, and investments related to, issuers in the Fund’s benchmark index. Since investments are subject to the screens based on the Praxis Stewardship Investing core values, as discussed in “Criteria for Socially Responsible Investing” above, certain constituents of the index will be excluded.

Consistent with the International Index Fund’s investment objective, the Fund:

•	invests in common stocks of foreign issuers;

•	invests in sponsored and unsponsored depositary receipts;

•	invests in options, warrants and other securities convertible into common stocks;

•	may purchase and sell foreign currencies on a spot or forward basis;

•	may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed-upon price on an agreed-upon date (usually within seven days of purchase);

•	may engage in options transactions;

•	may engage in futures transactions as well as invest in options on futures contracts solely for hedging purposes;

•	may purchase securities on a when-issued or delayed-delivery basis in which a security’s price and yield are fixed on a specific date, but payment and delivery are scheduled for a future date beyond the standard settlement period; and

•	may invest in other investment companies.

In the event that the Sub-Adviser determines that the current market conditions are not suitable for the Fund’s typical investments, the Sub-Adviser may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund’s assets in U.S. equity securities, money market instruments, U.S. Government-related securities and repurchase agreements. When the Fund engages in such strategies, it may not achieve its investment objectives.

Shareholders of the International Index Fund will receive at least 60 days prior notice of any changes to the Fund’s 80 percent investment policy as described above.

Investment Objectives, Principal Investment Strategies, and Related Risks

Value Index Fund

Ticker Symbol:	Class A - MVIAX
Class I - MVIIX

Investment Objective

The primary investment objective of the Value Index Fund is to seek capital appreciation.

Policies and Strategies

Under normal circumstances, the Fund invests at least 80 percent of the value of its net assets (plus the amount of any borrowings for investment purposes) in securities of, and investments related to, issuers in the Fund’s benchmark index. Since investments are subject to screens based on the Praxis Stewardship Investing core values, as discussed in “Criteria for Socially Responsible Investing” above, certain constituents of the benchmark index will be excluded.

Consistent with the Value Index Fund’s investment objective, the Fund:

•	invests in the following types of equity securities: common stocks, preferred stocks, securities convertible into common stocks, warrants and any rights to purchase common stocks;

•	may invest in fixed income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase;

•	may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Certain securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. U.S. Treasury instruments may be purchased and deposited with the custodian or respective broker/ dealer only to satisfy broker/dealer collateral requirements;

•	may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts;

•	may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed-upon price on an agreed-upon date (usually within seven days of purchase); and

•	may invest in other investment companies.

The Fund may invest, to a limited extent, in stock index futures contracts. To track its target index, the Fund attempts to remain fully invested in stocks. To help stay fully invested and to reduce transaction costs, the Fund may invest, to a limited extent, in stock index futures. The Fund will not use futures contracts for speculative purposes or as leveraged investments that magnify gains or losses. Reasons for which the Fund may use stock index futures include:

•	To simulate equity-like returns for the portion of the Fund invested in CDI Notes or other community development investments; and

•	To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.

In the event that the Adviser determines that current market conditions are not suitable for the Fund’s typical investments, the Adviser may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund’s assets in money market instruments and repurchase agreements. When the Fund engages in such strategies, it may not achieve its investment objectives.

Shareholders of the Value Index Fund will receive at least 60 days prior notice of any changes to the Fund’s 80 percent investment policy as described above.

Investment Objectives, Principal Investment Strategies, and Related Risks

Growth Index Fund

Ticker Symbol:	Class A - MGNDX
Class I - MMDEX

Investment Objective

The primary investment objective of the Growth Index Fund is to seek capital appreciation.

Policies and Strategies

Under normal circumstances, the Fund invests at least 80 percent of the value of its net assets (plus the amount of any borrowings for investment purposes) in securities of, and investments related to, issuers in the Fund’s benchmark index. Since investments are subject to screens based on the Praxis Stewardship Investing core values, as discussed in “Criteria for Socially Responsible Investing” above, certain constituents of the benchmark index will be excluded.

Consistent with the Growth Index Fund’s investment objective, the Fund:

•	invests in the following types of equity securities: common stocks, preferred stocks, securities convertible into common stocks, warrants and any rights to purchase common stocks;

•	may invest in fixed income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase;

•	may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Certain securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. U.S. Treasury instruments may be purchased and deposited with the custodian or respective broker/ dealer only to satisfy broker/dealer collateral requirements;

•	may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts;

•	may invest in convertible securities, which are securities that are convertible into or exchangeable for common stock;

•	may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed-upon price on an agreed-upon date (usually within seven days of purchase); and

•	may invest in other investment companies.

The Fund may invest, to a limited extent, in stock index futures contracts. To track its target index, the Fund attempts to remain fully invested in stocks. To help stay fully invested and to reduce transaction costs, the Fund may invest, to a limited extent, in stock index futures. The Fund will not use futures contracts for speculative purposes or as leveraged investments that magnify gains or losses. Reasons for which the Fund may use stock index futures include:

•	To simulate equity-like returns for the portion of the Fund invested in CDI Notes or other community development investments; and

•	To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.

In the event that the Adviser determines that current market conditions are not suitable for the Fund’s typical investments, the Adviser may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund’s assets in money market instruments and repurchase agreements. When the Fund engages in such strategies, it may not achieve its investment objectives.

Shareholders of the Growth Index Fund will receive at least 60 days prior notice of any changes to the Fund’s 80 percent investment policy as described above.

Investment Objectives, Principal Investment Strategies, and Related Risks

Small Cap Index Fund

Ticker Symbol:	Class A - MMSCX
Class I - MMSIX

Investment Objective

The primary investment objective of the Small Cap Index Fund is to seek to maximize long-term capital appreciation.

Policies and Strategies

Under normal circumstances, the Fund invests at least 80 percent of its net assets (plus the amount of any borrowings for investment purposes) in securities of, and investments related to, issuers in the Fund’s benchmark index.

Consistent with the Small Cap Index Fund’s investment objective, the Fund:

•	invests in the following types of equity securities: common stocks, preferred stocks, securities convertible into common stocks, warrants and any rights to purchase common stocks;

•	may invest in fixed income securities consisting of corporate notes, bonds and debentures that are rated investment grade at the time of purchase;

•	may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government. Certain securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. U.S. Treasury instruments may be purchased and deposited with the custodian or respective broker/ dealer only to satisfy broker/dealer collateral requirements;

•	may invest in the securities of foreign issuers and may acquire sponsored and unsponsored American Depositary Receipts and European Depositary Receipts;

•	may invest in convertible securities, which are securities that are convertible into or exchangeable for common stock;

•	may engage in repurchase transactions pursuant to which the Fund purchases a security and simultaneously commits to resell that security to the seller (either a bank or a securities dealer) at an agreed-upon price on an agreed-upon date (usually within seven days of purchase); and

•	may invest in other investment companies.

The Fund may invest, to a limited extent, in stock index futures contracts. The Fund will not use futures contracts for speculative purposes or as leveraged investments that magnify gains or losses. Reasons for which the Fund may use stock index futures include:

•	To simulate equity-like returns for the portion of the Fund invested in CDI Notes or other community development investments; and

•	To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in stocks.

In the event that the Adviser determines that current market conditions are not suitable for the Fund’s typical investments, the Adviser may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Fund’s assets in money market instruments and repurchase agreements. When the Fund engages in such strategies, it may not achieve its investment objectives.

Shareholders of the Small Cap Index Fund will receive at least 60 days prior notice of any changes to the Fund’s 80 percent investment policy as described above.

Investment Objectives, Principal Investment Strategies, and Related Risks

Praxis Genesis Conservative Portfolio

Ticker Symbol:	MCONX

Investment Objectives

The primary investment objective of the Conservative Portfolio is to seek current income and, as a secondary objective, capital appreciation.

Policies and Strategies

The Portfolio invests, under normal circumstances, 60 - 80 percent of its total assets in fixed income mutual funds and 20 - 40 percent of its total assets in equity mutual funds, consistent with the Praxis Stewardship Investing core values, as discussed in “Criteria for Socially Responsible Investing” above. The Portfolio invests primarily in underlying Praxis Funds.

Consistent with the Conservative Portfolio’s investment objectives, the Portfolio:

•	invests in fixed income mutual funds that may hold bonds, preferred stocks, debentures, notes, zero-coupon securities, mortgage-related and other asset-backed securities, state and local municipal or industrial revenue bonds, credit default swaps, forward contracts, futures contracts and options, obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, debt securities convertible into, or exchangeable for, common stocks, foreign debt securities, guaranteed investment contracts, income participation loans, first mortgage loans and participation certificates in pools of mortgages issued or guaranteed by agencies of instrumentalities of the U.S. Government. Certain securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. U.S. Treasury instruments may be purchased and deposited with the custodian or respective broker/dealer only to satisfy broker/dealer collateral requirements;

•	invests in mutual funds that may hold the following types of equity securities: common stocks, preferred stocks, securities convertible into common stocks, warrants and any rights to purchase common stocks; and

•	may invest 10 percent of its total assets in exchange-traded funds and non-Praxis mutual funds.

In the event that the Adviser determines that current market conditions are not suitable for the Portfolio’s typical investments, the Adviser may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Portfolio’s assets in money market instruments and repurchase agreements. When the Portfolio engages in such strategies, it may not achieve its investment objectives.

Investment Objectives, Principal Investment Strategies, and Related Risks

Praxis Genesis Balanced Portfolio

Ticker Symbol:	MBAPX

Investment Objectives

The primary investment objective of the Balanced Portfolio is to seek long-term capital appreciation and growth of income. To a lesser extent, it seeks current income.

Policies and Strategies

The Portfolio invests, under normal circumstances, 30 - 50 percent of its total assets in fixed income mutual funds and 50 - 70 percent of its total assets in equity mutual funds that are consistent with the Praxis Stewardship Investing core values, as discussed in “Criteria for Socially Responsible Investing” above. The Portfolio invests primarily in underlying Praxis Funds.

Consistent with the Balanced Portfolio’s investment objective, the Portfolio:

•	invests in fixed income mutual funds which may hold bonds, preferred stocks, debentures, notes, zero-coupon securities, mortgage-related and other asset-backed securities, state and local municipal or industrial revenue bonds, credit default swaps, forward contracts, futures contracts and options, obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, debt securities convertible into, or exchangeable for, common stocks, foreign debt securities, guaranteed investment contracts, income participation loans, first mortgage loans and participation certificates in pools of mortgages issued or guaranteed by agencies of instrumentalities of the U.S. Government. Certain securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. U.S. Treasury instruments may be purchased and deposited with the custodian or respective broker/dealer only to satisfy broker/dealer collateral requirements, or other types of income or income- related instruments;

•	invests in equity mutual funds, which may hold common stocks, preferred stocks, securities convertible into common stocks, warrants and any rights to purchase common stocks, or other types of equity or equity-related instruments; and

•	may invest 10 percent of its total of assets in exchange-traded funds and non-Praxis mutual funds.

In the event that the Adviser determines that current market conditions are not suitable for the Portfolio’s typical investments, the Adviser may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Portfolio’s assets in money market instruments and repurchase agreements. When the Portfolio engages in such strategies, it may not achieve its investment objectives.

Investment Objectives, Principal Investment Strategies, and Related Risks

Praxis Genesis Growth Portfolio

Ticker Symbol:	MGAFX

Investment Objectives

The primary investment objective of the Growth Portfolio is to seek capital appreciation with current income as a secondary objective.

Policies and Strategies

The Portfolio invests, under normal circumstances, 10 - 30 percent of its total assets in fixed income mutual funds and 70 - 90 percent of its total assets in equity mutual funds, consistent with the Praxis Stewardship Investing core values, as discussed in “Criteria for Socially Responsible Investing” above. The Portfolio invests primarily in underlying Praxis Funds.

Consistent with the Growth Portfolio’s investment objectives, the Portfolio:

•	invests in fixed income mutual funds that may hold bonds, preferred stocks, debentures, notes, zero-coupon securities, mortgage-related and other asset-backed securities, state and local municipal or industrial revenue bonds, credit default swaps, forward contracts, futures contracts and options, obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government, debt securities convertible into, or exchangeable for, common stocks, foreign debt securities, guaranteed investment contracts, income participation loans, first mortgage loans and participation certificates in pools of mortgages issued or guaranteed by agencies of instrumentalities of the U.S. Government. Certain securities issued by U.S. Government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. U.S. Treasury instruments may be purchased and deposited with the custodian or respective broker/dealer only to satisfy broker/dealer collateral requirements;

•	invests in mutual funds that may hold the following types of equity securities: common stocks, preferred stocks, securities convertible into common stocks, warrants and any rights to purchase common stocks;

•	may invest 10 percent of its total assets in exchange-traded funds and non-Praxis mutual funds.

In the event that the Adviser determines that current market conditions are not suitable for the Portfolio’s typical investments, the Adviser may instead, for temporary defensive purposes during such unusual market conditions, invest all or any portion of the Portfolio’s assets in money market instruments and repurchase agreements. When the Portfolio engages in such strategies, it may not achieve its investment objectives.

Investment Objectives, Principal Investment Strategies, and Related Risks

Investment Risks

All Funds — Risk Factors

An investment in the Praxis Mutual Funds is subject to investment risks, including the possible loss of the principal amount invested.

Generally, the Praxis Mutual Funds, including the Genesis Portfolios through their investments in underlying Praxis Funds, will be subject to the following additional risks:

•	Market Risk: Market risk refers to the risk related to investments in securities in general and the daily fluctuations in the securities markets. The value of securities held by a Fund may fall due to changes in the broad market or changes in a company’s financial condition, sometimes rapidly and unpredictably. These price movements may result from factors affecting individual companies, sectors or industries selected for a Fund’s portfolio or the securities market as a whole, such as changes in economic or political conditions. Events in one market may impact other markets. Future events, including changes to government policies or regulations, may impact a Fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity.

•	Interest Rate Risk: Interest rate risk refers to the risk that the value of the Funds’ fixed income securities can change in response to changes in prevailing interest rates or outlooks about future interest rates causing volatility and possible loss of value as rates increase. If rates increase, the value of these investments generally declines. On the other hand, if rates fall, the value of these investments generally increases. Securities with greater interest rate sensitivity and longer maturities tend to produce higher yields, but are subject to greater fluctuations in value. Usually, the changes in the value of fixed income securities will not affect cash income generated, but may affect the value of your investment. Given the historically low interest rate environment, risks associated with rising rates are heightened.

•	Credit Risk: Credit risk refers to the risk that an issuer or guarantor of a fixed income security in which a Fund invests might be unable or unwilling to meet its obligations and might not make interest or principal payments on a security when those payments are due. This could result in a loss to the Fund.

•	Company Risk: Company risk refers to the risk that the market value of a Fund’s investments in common stock can vary with the success or failure of the company issuing the stock. Many factors can negatively affect a particular company’s stock price, such as poor earnings reports, loss of major customers, major litigation against the company or changes in government regulations affecting the company or its industry. The success of the companies in which a Fund invests largely determines the Fund’s long-term performance.

•	Financial Services Risk: Financial services risk refers to the risk of investing a significant portion of a Fund’s assets in the financial services sector. Examples of financial services companies include: banks, brokerage firms and insurance companies. Risks of investing in the financial services sector include: (i) Regulatory Actions: financial services companies may suffer a setback if regulators change the rules under which they operate; (ii) Changes in interest rates: unstable interest rates, and/or rising interest rates, can have a disproportionate effect on the financial services sector; (iii) Un-diversified loan portfolios: financial services companies whose securities a Fund purchases may themselves have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry; and (iv) Competition: the financial services sector has become increasingly competitive.

•	Investment Style Risk: A Fund may be subject to growth style risk, value style risk, or both depending upon the investment strategy and techniques used to manage the Fund. Growth investing seeks to identify companies that will experience rapid earnings growth relative to value or other types of stocks and while growth companies may have the potential for above average growth they may be subject to greater price volatility than “value” companies. Value investing seeks to identify companies that are trading at prices below their intrinsic worth and while they may have the potential to increase in price as the intrinsic value is recognized by the market, there is a risk that the determination about the company’s intrinsic value is incorrect or will not be reflected in an increased market price. A Fund that emphasizes one style will underperform funds that use other styles over certain periods when that style is out of favor or does not respond as positively to market or other events.

•	Selection Risk: Selection risk refers to the risk that the securities selected for the Funds may underperform broader markets or securities selected by other funds with similar investment objectives and strategies.

•	Screening Risk: The application of stewardship investing screens to the available universes from which the Funds’ portfolio managers select securities may impact the performance of the Funds relative to unscreened portfolios following similar investment mandates. Funds applying stewardship investing screens may be adversely affected by certain economic and investment environments which may prevail for several years in a row. There may also be environments that benefit Funds investors because certain underperforming sectors and industries are excluded from purchase.

Investment Objectives, Principal Investment Strategies, and Related Risks

Investment Risks (continued)

Impact Bond Fund — Specific Risk Factors

Government Related Securities Risk — The Fund may invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government (“Government Related Securities”). Certain Government Related Securities are backed by the full faith and credit of the U.S. Government, such as securities issued by the Government National Mortgage Association (“GNMA”). Others are not insured or guaranteed by the U.S. Government and may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or by the credit of the issuing agency and the discretionary authority of the U.S. Government to purchase certain obligations, such as Federal Home Loan Mortgage Corporation (“FHLMC”), and Tennessee Valley Authority, or only by the credit of the issuing agency, such as Federal Farm Credit Banks. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law.

Impact Bond Fund — Event Risk

Event risk — Corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.

International Index Fund — Foreign Securities Specific Risk Factors

Foreign Securities Risk — The Funds, and in particular the International Index Fund, may invest in foreign securities which involve risks in addition to those associated with domestic securities. Foreign investments may be riskier than U.S. investments because of unstable international political and economic conditions, foreign controls on investment and currency exchange rates, withholding taxes, or a lack of adequate company information, lack of liquidity, and lack of government regulation.

Foreign economies may not be as strong or as diversified, foreign political systems may not be as stable, and foreign financial reporting standards may not be as rigorous as they are in the United States. Securities issued by foreign companies are frequently denominated in foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. When the value of a foreign currency declines against the U.S. dollar, the value of foreign securities will tend to decline.

ADR Risk — Depositary receipts are subject to fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity and greater volatility, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, depositary receipts may not track the price of the underlying foreign securities, and their value may change materially at times when U.S. markets are not open for trading.

Emerging Markets Risk — The International Index Fund may invest without limit in the securities markets of emerging market countries, subject to its principal investment strategy. Investments in such emerging markets present greater risk than investing in foreign issuers in general. The risk of political or social upheaval typically is greater in emerging markets. In addition, a number of emerging markets restrict foreign investment in stocks. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain emerging market countries. Moreover, many of the emerging securities markets are relatively small, have low trading volumes, suffer periods of relative illiquidity and are characterized by significant price volatility and high transaction costs.

International Index Fund, Value Index Fund, Growth Index Fund and Small Cap Index Fund

Index Investing Risk — Because an index fund is designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. If the value of securities that are heavily weighted in the index falls, you can expect a greater risk of loss than if the fund had a lower weighting to those securities. In addition, the performance of an index fund may vary from the performance of the index due to imperfect correlation between the fund’s holdings and the index. This is also known as tracking error. Tracking error results from imperfect correlation between the optimization and other techniques used to track the index, cash flows into the fund, expenses and transaction costs, and differences between the investments held by a fund and the composition of the index. Application of screens might also contribute to tracking error. For the International Index Fund, timing differences in pricing resulting from the use of ADRs relating to its benchmark index, which are priced at the close of the U.S. markets rather than the close of the principal foreign markets on which the issuers in the index trade, while shares of issuers in the index are priced at the close of the principal foreign markets on which they trade, contribute to tracking error.

Optimization Risk — The Funds may use optimized index sampling. Optimized index sampling strategies do not attempt to purchase every security in an index, but instead purchase a sampling of securities using optimization and risk characteristic models. This process involves the analysis of tradeoffs between various factors as well as turnover and transaction costs in order to estimate optimal portfolio holdings based upon an index in order to achieve desired Fund exposures. Optimized index sampling strategies do not seek to fully replicate an index and the Fund may not hold all the securities. The Fund may hold constituent securities of an index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of the performance of individual securities or market conditions could cause the Fund’s return to be lower than if the Fund employed a fundamental investment approach to security selection with respect to that portion of its portfolio.

Investment Objectives, Principal Investment Strategies, and Related Risks

Investment Risks (continued)

Small Cap Index Fund — Small Cap Securities Risk

Investments in small capitalization companies may be riskier, more volatile and less liquid than investments in larger, more established companies. Small capitalization companies often have shorter operating histories than, and may not have the size, resources or other assets of, larger companies. Small capitalization companies may be more vulnerable to economic, market and competitive pressures than larger companies and therefore may respond differently to market events and may be subject to greater market risks and competitive pressures than larger companies. Securities of small capitalization companies may trade less frequently and in lower volumes than those of larger companies and may experience erratic and abrupt price movements.

The Genesis Portfolios — Allocation Risk

Allocation risk is the chance that the selection by the Adviser of underlying mutual funds and the allocation of a Genesis Portfolio’s assets to those mutual funds will cause the Portfolio to underperform.

Additional Information about Risks

Please see the Statement of Additional Information (“SAI”) for more information about the Funds’ investment policies and risks.

Disclosure of Portfolio Holdings

A description of the Funds’ policies and procedures regarding the disclosure of portfolio holdings is available in the SAI and on the Fund’s website at www.praxismutualfunds.com.

Shareholder Information

Pricing of Fund Shares

How NAV Is Calculated

The per share net asset value (“NAV”) is calculated by adding the total value of a Fund’s investments and other assets, subtracting its liabilities and then dividing that figure by the number of outstanding shares of the Fund:

NAV =
Total Assets - Liabilities
Number of Shares Outstanding

The NAV for each Fund is determined and its shares are priced at the close of regular trading on the NYSE, normally at 4 p.m. Eastern Time each day (a “Business Day”) the NYSE is open for trading.

Each Fund’s securities, other than short-term debt obligations, are generally valued at current market prices. If market quotations are not available, prices will be based on fair value as determined by a method approved by the Funds’ Trustees. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security’s sale. Debt obligations with remaining maturities of 60 days or less are valued at amortized cost. Shares of the underlying funds held by the Genesis Portfolios are generally priced at the NAV for each underlying fund as calculated by that fund.

Your order for a purchase of shares (including purchases through exchanges) is priced on Business Days at the next determined offering price, which is NAV plus any applicable sales charge as noted in the section on “Distribution Arrangements/Sales Charges” calculated after your order is received in good order. Your order for a redemption of shares (including redemptions through exchanges) is priced on Business Days at the next determined NAV minus any applicable redemption fees.

Business Days Defined

A business day for the Funds is generally a day that the New York Stock Exchange is open for business. The NYSE and the Funds will not open on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day.

Purchasing and Adding to Your Shares

Account Type	Minimum Initial Investment per Fund	Minimum Subsequent Investment per Fund
Praxis Mutual Funds
Class A
Regular (non-retirement)	$2,500	$100
Retirement	$2,500	$100
Automatic Investment Plan	$100	$100
Praxis Genesis Portfolios
Regular (non-retirement)	$1,000	$50
Retirement	$1,000	$50
Automatic Investment Plan	$50	$50
Class I	$100,000	N/A

Each Fund may, at its discretion, waive investment minimums and any applicable service fees for initial and subsequent purchases for investors who purchase shares.

You may purchase the Funds directly or through investment representatives, who may charge additional fees and may require higher minimum investments or impose other limitations on buying and selling shares. Foreside Financial Services, LLC (formerly known as BHIL Distributors, LLC) (the “Distributor”) has relationships with certain brokers and other financial intermediaries who are authorized to accept, or designate intermediaries to accept, purchase and redemption orders for the Funds. If you purchase through such a broker, your order will be priced at the NAV plus any applicable sales charge next determined after your broker or its designated intermediary receives it in good order. Contact your investment representative to determine whether they have an established relationship with the Distributor. If you purchase shares through an investment representative, that party is responsible for transmitting orders by 4 p.m. Eastern Time and may have an earlier cut-off time for purchase and sale requests. Such investment representatives may designate other entities to receive purchase and redemption orders on behalf of the Funds. Consult your investment representative for specific information.

Shareholder Information

Purchasing and Adding to Your Shares (continued)

All checks must be in U.S. Dollars drawn on a domestic bank. The Funds will not accept payment in cash or money orders. The Funds will not accept postdated checks, or any conditional order or payment. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

U.S. Bancorp Fund Services, LLC (the “Transfer Agent”) will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Funds, for any payment that is returned. It is the policy of the Funds not to accept applications under certain circumstances or in amounts considered disadvantageous to shareholders. The Funds reserve the right to reject any application.

Customer Identification Program

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations.

When you open a new account to buy shares of the Funds, the Funds or your investment representative will ask your name, address, date of birth, taxpayer identification or other government identification number and other information that will allow the Funds to identify you. Effective May 11, 2018, if you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. If the Funds or your investment representative are unable to adequately identify you within the time frames set forth in the law, your shares may be automatically redeemed. If the net asset value per share has decreased since your purchase, you will lose money as a result of this redemption. In the event of fraud or wrongdoing, your assets will not be redeemable, and the account will be frozen.

Instructions for Opening or Adding to an Account

By Regular Mail

Initial investment:

1.	Carefully read and complete the application. Establishing your account privileges now saves you the inconvenience of having to add them later.

2.	Make check or bank draft payable to “Praxis Mutual Funds”.

3.	Mail to:	Praxis Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701.

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders does not constitute receipt by the Transfer Agent of the Fund. Receipt of purchase orders is based on when the order is received at the Transfer Agent’s offices.

Subsequent investment:

1.	Use the investment slip attached to your account statement. Or, if unavailable, include the following information on a piece of paper:

•	Fund name and Fund number

•	Amount invested

•	Account name

•	Account number

Include your fund number and account number on your check.

2.	Mail to:	Praxis Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701.

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders does not constitute receipt by the Transfer Agent of the Fund.

Shareholder Information

Purchasing and Adding to Your Shares (continued)

Avoid 24 Percent Tax Withholding

The Funds are required to withhold 24 percent of taxable dividends, capital gains distributions and redemptions paid to shareholders who have not provided the Fund with their certified Taxpayer Identification Number in compliance with IRS rules. To avoid this, make sure you provide your correct Tax Identification Number (Social Security Number for most investors) on your account application.

By Overnight Service

Please call (800) 977-2947 for mailing instructions.

Telephone Purchases

Unless the telephone options were declined on the account application, investors may purchase additional shares of the Funds by calling (800) 977-2947. If you established your bank information at the time of application, and your account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network. Your bank must be a member of the ACH network, and you must have banking information established on your account prior to making a purchase. If your order is received in proper form prior to 4 p.m. Eastern Time, your shares will be purchased at the applicable price calculated on the day your order is placed.

Telephone trades must be received by or prior to market close. During periods of high-market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction. Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time).

Electronic vs. Wire Transfer

Wire transfers allow financial institutions to send immediately cleared and available funds to each other almost instantaneously. When funds are sent through the ACH network the process of debiting or crediting your account may take 2-3 days, and the funds may not be considered clear and available for up to 15 calendar days.

Internet Purchases

Unless the internet options were declined on the account application, investors may purchase additional shares through the internet. After your account is established, you may set up a user ID and password by logging onto www.praxismutualfunds.com. This will enable you to purchase shares by having the purchase amount deducted from your bank account by electronic funds transfer via the ACH network. Your fund account must be set up with bank account instructions and your bank must be an ACH member to complete internet transactions.

The Fund employs procedures to confirm that transactions entered through the internet are genuine. These procedures include passwords, encryption and other precautions reasonably designed to protect the integrity, confidentiality and security of shareholder information. The Funds and the Transfer Agent will not be responsible for any loss, liability or expense for any fraudulent or unauthorized instructions entered via the internet.

By Wire Transfer

Note: Your bank may charge a wire transfer fee.

For initial investment:

If you are making your first investment in the Funds, before you wire funds, the Transfer Agent must have a completed account application. You may mail, fax, or overnight delivery your account application to the Transfer Agent. Upon receipt of your completed account application, the Transfer Agent will establish an account for you and a customer service representative will contact you with the account number and wire instructions. If you do not receive this information within one business day, you may call the Transfer Agent at (800) 977-2947. Your bank must include both the name of the Fund you are purchasing, the account number, and your name so that monies can be correctly applied. Your bank may charge a wire transfer fee. Please call (800) 977-2947 to advise the Transfer Agent of your intent to wire funds. This will help ensure proper credit upon receipt of your wire.

Wired funds must be received prior to 4 p.m. Eastern Time to be eligible for same day pricing. The Fund and the Transfer Agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Automatic Investment Plan

Once your account has been opened with the initial minimum investment for shareholders in the Praxis Mutual Funds, you may make additional purchases at regular intervals in the Praxis Class A shares through the Automatic Investment Plan. This Plan provides a convenient method to have monies deducted from your bank account for investment into the Fund. There is no minimum initial investment requirement to establish this Plan for shareholders in the Praxis Genesis Portfolio Funds.

Shareholder Information

Purchasing and Adding to Your Shares (continued)

Automatic investments can be as little as $100 per fund for Praxis Funds and $50 per fund for Genesis Portfolios (see above in the section entitled “Purchasing and Adding to Your Shares” for more information about investment minimums). Your financial institution must be a member of the Automated Clearing House (ACH) network. If your bank rejects your payment, the Fund’s transfer agent will charge a $25 fee to your account. Any request to change or terminate your Automatic Investment Plan should be submitted to the transfer agent 5 days prior to effective date.

To invest regularly from your bank account:

1.	Complete the Automatic Investment Plan portion on your Account Application. Make sure you note:

•	Your bank name, address and account number;

•	The amount you wish to invest automatically (minimum $100 per fund for Praxis Mutual Funds and $50 per fund for Genesis Portfolios); and

•	How often you want to invest (twice a month, every month, four times a year, twice a year or once a year).

2.	Attach a voided personal check or savings deposit slip.

Information about the Everence Money Market Account

The Everence Money Market Account offered through Urban Partnership Bank is an FDIC-insured (up to certain limits) interest-bearing account with direct community development benefits. The Money Market Account is only available to individuals, trusts, and nonprofit organizations. The Money Market Account is not available to 403(b) plans. You may open and maintain an Everence Money Market Account at no charge, and take advantage of free check-writing (with a $250 minimum per check) and easy transfers by telephone to and from your Praxis Mutual Fund account. Check-writing privileges are not available for retirement accounts. An Everence Money Market Account is subject to certain terms and conditions. Please call (800) 977-2947 or visit www.everence.com for more information. The rate of return for the Everence Money Market Account will vary and may present other risks. The Praxis Mutual Funds are not affiliated with Urban Partnership Bank and are not FDIC-insured. The Everence Money Market Account is an option provided by the Adviser and made available to Fund shareholders; it is not a Praxis Mutual Fund and is not offered or sponsored by the Praxis Mutual Funds. Urban Partnership Bank reimburses the Adviser for expenses related to offering the Everence Money Market Account.

Dividends and Distributions

All dividends and distributions will be automatically reinvested unless you request otherwise. You may change this election at any time by notifying the Transfer Agent by telephone or in writing at least five days prior to the record date of the distribution. There are no sales charges for reinvested distributions. Capital gains are distributed at least annually.

Distributions are made on a per share basis regardless of how long you’ve owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution.

Selling Your Shares

You may sell your shares at any time. Your sales price will be the next NAV after your sell order is received in proper form by the Transfer Agent. The Funds typically expect payment to take one to three days following the receipt of a proper redemption request; however, while not expected, payment may take up to seven days. Any charges for wire redemptions or redemption fees will be deducted from your account by redemption of shares. The Funds may also charge a fee for requests to send checks by overnight mail.

The Funds expect that a Fund will generally hold sufficient cash or cash equivalents to meet redemption requests. The Funds may also sell portfolio securities and use the proceeds to meet redemption requests. These redemption methods may be used in both regular and stressed market conditions. The Funds encourage, when possible, advance notification of large redemptions. The Funds, at their own discretion, reserve the right to redeem in-kind as described under “Redemption in Kind” below. Redemptions in-kind are typically used for large redemptions that could be disruptive to the Fund operations and not be in the best interest of remaining Fund shareholders. Redemptions in-kind may be used regularly in circumstances as described above, and may also be used in stressed market conditions. If you sell shares through your Financial Intermediary, contact your financial adviser for their requirements and procedures. A broker may charge a transaction fee to redeem shares. Payment for redemptions may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission (“SEC”) in order to protect remaining shareholders.

Shareholders who have an IRA or other retirement plan must indicate on their written redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10 percent withholding (20 percent for 403(b) accounts).

Shareholder Information

Selling Your Shares (continued)

Instructions for Selling Shares

By Telephone (unless you have declined telephone sales privileges)

Call (800) 977-2947 between 8:30 a.m. and 7 p.m. Eastern Time, on days the Funds are open for business, with instructions as to how you wish to receive your funds (i.e., by mail, wire, electronic transfer). If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. Shares held in IRA and other retirement accounts may be redeemed by telephone. Investors will be asked whether to withhold taxes from any distribution.

The Funds have implemented procedures to ensure that telephone redemptions are only made by authorized shareholders. All telephone calls are recorded for your protection and you will be asked for information to verify your identity. Given these precautions, unless you have specifically indicated on your application that you do not want the telephone redemption feature, you may be responsible for any fraudulent telephone orders. If appropriate precautions have been taken, the Transfer Agent will not be liable for losses due to unauthorized transactions.

By mail

1.	Write a letter of instruction indicating:

•	Your Fund, Fund number and account number

•	Amount you wish to redeem

•	Address where your check should be sent

•	Account owner signature

2.	Mail to:

Praxis Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701.

The Funds do not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of redemption requests does not constitute receipt by the Transfer Agent of the Fund. Receipt of redemption requests is based on when the order is received at the Transfer Agent’s offices.

By Overnight Service

Please call (800) 977-2947 for mailing instructions. Please see General Policies on Selling Shares below for additional charges that may apply.

Internet Redemptions

Unless the internet options were declined on the account application, investors may redeem shares through the internet. After your account is established, you may set up a user ID and password by logging onto www.praxismutualfunds.com. This will enable you to sell shares by having the redemption amount deposited to your bank account by electronic funds transfer via the ACH network. Your fund account must be set up with bank account instructions and your bank must be an ACH member. Some retirement accounts may not be eligible for internet redemptions.

The Funds employ procedures to confirm that transactions entered through the internet are genuine. These procedures include passwords, encryption and other precautions reasonably designed to protect the integrity, confidentiality and security of shareholder information. The Funds and the Transfer Agent will not be responsible for any loss, liability or expense for any fraudulent or unauthorized instructions entered via the internet.

Wire Transfer

You must already have bank instructions established on your account.

Call (800) 977-2947 to request a wire transfer. If you call by 4 p.m. Eastern Time, your payment will normally be wired to your bank on the next business day. The Fund may charge a wire transfer fee.

Note: Your financial institution may also charge a separate fee.

Shareholder Information

Selling Your Shares (continued)

Withdrawing Money from Your Fund Investment

As a mutual fund shareholder, you are technically selling shares when you request a withdrawal in cash. This is known as redeeming shares or a redemption of shares. A redemption fee may apply to shares held less than 30 days. See “Market Timing and Excessive Trading — Redemption Fee” below.

Systematic Withdrawal Plan

You may redeem your Praxis Class A shares through the Systematic Withdrawal Plan. Under the Plan, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly, semi- annual or annual basis. Each payment should be a minimum of $50. If you elect this method of redemption, the Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account.

For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. This Program may be terminated at any time by the Funds. You may also elect to terminate your participation in this Plan at any time by contacting the Transfer Agent 5 days in advance of the next withdrawal.

A withdrawal under the Plan involves a redemption of shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

General Polices on Selling Your Shares

Redemptions in Writing Required

The following circumstances require that your request to sell shares be made in writing accompanied by an original signature guarantee to help protect against fraud. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the NYSE Medallion Signature Program and the Securities Transfer Agents Medallion Program. A notary public is not an acceptable signature guarantor.

A signature guarantee, from either a Medallion program or a non-Medallion program member, is required in the following situations:

•	If ownership is being changed on your account;

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

•	When a redemption request is received by the Transfer Agent and account address has changed within the last 30 calendar days; or

•	For all redemptions in excess of $50,000 from any shareholder account.

In addition to the situations described above, the Fund(s) and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation. Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source. The Funds reserve the right to waive any signature guarantee requirement at their discretion.

Redemptions within Seven Days of Shares Purchased by Check or Electronic Funds Transfer

If any portion of the shares to be redeemed represents an investment made by check or electronic funds transfer through the ACH network, the Fund may delay the payment of the redemption proceeds until the Transfer Agent is reasonably satisfied that the purchase has been collected, which may take as long as seven days. Also, when the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment of redemption proceeds.

Redemption in Kind

The Funds reserve the right to make payments in securities rather than cash, known as “redemption in kind”, for large redemptions. Redemptions in-kind are typically used to meet redemption requests that represent a large percentage of a fund’s net assets in order to minimize the effects of transaction costs and realized gains/losses on the fund and its remaining shareholders. Each of the Funds has made an election pursuant to Rule 18f-1 under the Investment Company Act of 1940, as amended (the “1940 Act”). This election requires that the Funds redeem shares solely in cash up to the lesser of $250,000 or 1 percent of the NAV of the Fund during any 90 day period for any one shareholder. If a Fund deems it advisable for the benefit of all shareholders, redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

Shareholder Information

General Polices on Selling Your Shares (continued)

Undeliverable Dividend Distribution, Capital Gain and Redemption Checks

If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for 6 months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current net asset value, and to reinvest all subsequent distributions.

Closing of Small Accounts

Class A Shares — If your Praxis Fund account falls below $2,500 for any reason, the Fund may ask you to increase your balance. If 45 days after notification your account balance is still below $2,500, the Fund may close your account and send you the proceeds at the current NAV.

If your Praxis Genesis Portfolio account falls below $1,000 for any reason, the Fund may ask you to increase your balance. If 45 days after notification your account balance is still below $1,000, the Fund may close your account and send you the proceeds at the current NAV.

Class I Shares — If your Praxis Fund account falls below $100,000 for any reason, the Fund may ask you to increase your balance. If 45 days after notification your account balance is still below $100,000, the Fund may close your account and send you the proceeds at the current NAV.

Annual Account Fee

If the value of your Praxis Class A shares account falls below $5,000 for any reason, including market fluctuation, you may be subject to a $25 annual fee on each of your accounts you own that has a balance below $5,000. The annual account fee applies to both retirement and nonretirement accounts and may be assessed in all Praxis Funds, regardless of a Fund’s minimum investment amount.

Example: You own the Praxis Value Index Fund and the Praxis Impact Bond Fund. Each Fund has a balance of $2,500. Because both Funds have less than the required minimum balance, $25 will be deducted from both the Praxis Value Index Fund and Praxis Impact Bond Fund. Consolidating your investments from these two Funds into one Fund would allow you to reach the minimum whereby no annual fee would be charged. You can also avoid this annual fee by converting your Funds into the Genesis Portfolios (see below).

If the value of your Praxis Genesis Portfolio account falls below $1,000 for any reason, including market fluctuation, you may be subject to a $25 annual account fee on each Portfolio you own that has a balance below $1,000. The annual account fee applies to both retirement and nonretirement fund accounts and may be assessed on fund accounts in all Genesis Portfolios, regardless of a Fund’s minimum investment amount. The fee will be waived for Genesis Portfolios, regardless of the account balance, in the following circumstances:

•	You register for online access by visiting www.praxismutualfunds.com and elect to receive statements, reports, and other materials electronically, so long as that election remains in effect;

•	Accounts that are set up with an active monthly automatic investment plan, so long as that plan remains in effect;

•	Accounts held in 403(b), SIMPLE IRA and SEP-IRA plans that have had a transaction within the 12 months prior to the annual fee being charged.

The fee is collected by redeeming fund shares in the amount of $25, is deducted from fund accounts in July each year and is used to contractually reduce the fee paid by the Funds to the Transfer Agent for its services.

Shares held through an omnibus account or wrap-fee program for which a Fund has waived investment minimums, accounts held through financial intermediaries, and the Everence Money Market accounts are not subject to this fee. The Funds reserve the right to waive the annual account fee in certain situations at their discretion.

Lost Shareholders, Inactive Accounts and Unclaimed Property.

It is important that the Funds maintain a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the Funds. Based upon statutory requirements for returned mail, the Funds will attempt to locate the investor or rightful owner of the account. If the Funds are unable to locate the investor, they will determine whether the investor’s account can legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with federal and state statutory requirements. The shareholder’s last known address of record determines which state has jurisdiction. Please proactively contact the Transfer Agent toll-free at (800) 977-2947 at least annually to ensure your account remains in active status.

If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

Shareholder Information

Market Timing and Excessive Trading

Market timing may interfere with the management of a Fund’s portfolio and result in increased costs. The Funds do not accommodate market timers. On behalf of the Funds, the Board of Trustees has adopted policies and procedures to discourage short term trading or to compensate the Funds for costs associated with it. If the Funds believe, in their sole discretion, that an investor is engaged in excessive short-term trading or is otherwise engaged in market timing activity, the Funds may, with or without prior notice to the investor, reject further purchase orders from that investor, and the Funds disclaim responsibility for any consequent losses that the investor may incur. The Funds’ response to any particular market timing activity will depend on the facts and circumstances of each case, such as the extent and duration of the market timing activity and the investor’s trading history in the Funds.

Risks Presented by Excessive Trading Practices

Parties engaged in market timing may use many techniques to seek to avoid detection. Despite the efforts of the Funds and their agents to prevent market timing, there is no guarantee that the Funds will be able to prevent all such practices. For example, the Funds receive purchase, exchange and redemption orders through financial intermediaries and cannot always reasonably detect market timing that may be facilitated by these intermediaries or by the use of omnibus account arrangements offered by these intermediaries to investors. Omnibus account arrangements typically aggregate the share ownership positions of multiple shareholders and often result in the Funds being unable to monitor the purchase, exchange and redemption activity of a particular shareholder. To the extent that the Funds and their agents are unable to curtail excessive trading practices in a Fund, those practices may interfere with the efficient management of the Fund’s investment portfolio, and may, for example, cause the Fund to maintain a higher cash balance than it otherwise would have maintained or to experience higher portfolio turnover than it otherwise would have experienced. This could hinder performance and lead to increased brokerage and administration costs. Those increased costs would be borne by Fund shareholders.

For a Fund that invests significantly in foreign securities traded on markets that may close prior to when the Fund determines its NAV, excessive trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Each Fund has procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what it determines to be the fair value of those securities at the time when the Fund determines its NAV, which are intended to mitigate this risk. To the extent that a Fund invests in securities that may trade infrequently, such as securities of smaller companies, it may be susceptible to market timing by investors who seek to exploit perceived price inefficiencies in the Fund’s investments. This is commonly referred to as price arbitrage. In addition, the market for securities of smaller companies may at times show market momentum, in which positive or negative performance may continue for a period of time for reasons unrelated to the fundamentals of the issuer. Certain investors may seek to capture this momentum by trading frequently in the Fund’s shares. Because securities of smaller companies may be less liquid than securities of larger companies, the Fund may be unable to purchase or sell investments at favorable prices in response to cash inflows or outflows caused by timing activity.

Redemption Fee

The Fund will charge a redemption fee of 2 percent of the total redemption amount if you sell or exchange your shares after holding them for less than 30 days subject to certain exceptions and limitations described below. The Funds use the first-in, first-out (FIFO) method to determine the 30-day holding period. The fee will be limited to the extent that any shares that are not subject to the fee (e.g., shares acquired via a dividend reinvestment) are sold or exchanged first. The Funds are intended for long term investment. The redemption fee is paid directly to the Fund and is intended to discourage short-term trading in Fund shares and to compensate the Fund for costs associated with short-term investment in the Fund. The longest-held shares in your account will be exchanged or redeemed first.

This fee does not apply to:

•	Minimum required distributions from retirement plan accounts for shareholders age 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder’s Praxis retirement accounts.

•	The return of an excess contribution or deferral amount from a retirement plan.

•	Redemption for the reallocation of purchases received under a systematic investment plan for rebalancing purposes.

•	Redemption by a discretionary platform for mutual fund wrap programs for rebalancing purposes.

•	Redemption of shares to pay Fund or account fees.

•	Shares acquired via dividend reinvestment.

•	Shares held in retirement plans that are established as omnibus accounts or managed by a third-party administrator.

•	Transfers and re-registrations of shares within the same Fund (including exchanges within the Funds).

•	Shares sold through a systematic withdrawal plan, an automatic investment plan or non-discretionary rebalancing programs.

•	Redemptions requested following the death or disability of the shareholder.

•	Certain omnibus accounts where it is impractical to impose the fee.

Shareholder Information

Market Timing and Excessive Trading (continued)

The Funds reserve the right to modify these exceptions or to waive the redemption fee.

Restriction and Rejection of Purchase or Exchange Orders

The Funds reserve the right to restrict or reject, for any reason, and without any prior notice, any purchase or exchange order. The Funds reserve the right to delay, for up to one business day, the processing of exchange requests in the event that, in a Fund’s judgment, such delay would be in the Fund’s best interest, in which case, both the redemption and purchase will be processed at the conclusion of the delay period.

The Funds’ policy imposing redemption fees generally applies to all investors. In accordance with Rule 22c-2 under the 1940 Act, the Funds have entered into information sharing agreements with financial intermediaries that are authorized to submit orders in nominee name on behalf of other parties. Under these agreements, a financial intermediary is obligated to: (1) adopt and enforce during the term of the agreement, a market-timing policy, the terms of which are acceptable to the Funds; (2) furnish the Funds, upon their request, with information regarding customer trading activities in shares of any of the Funds; and (3) enforce its market-timing policy with respect to customers identified by the Funds as having engaged in market timing. When information regarding transactions in any of the Funds’ shares is requested by the Funds and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an “indirect intermediary”), any financial intermediary with whom the Funds have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of any of the Funds on behalf of other persons.

Financial intermediaries maintaining omnibus accounts with a Fund may impose market timing policies that are more restrictive than the market timing policy adopted by the Board of Trustees. For instance, these financial intermediaries may impose limits on the number of purchase and sale transactions that an investor may make over a set period of time and impose penalties for transactions in excess of those limits. Financial intermediaries also may exempt certain types of transactions from these limitations. If you purchased your shares through a financial intermediary, you should read carefully any materials provided by the financial intermediary together with this prospectus to fully understand the market timing policies applicable to you.

Important Notice to Financial Intermediaries

The Funds require that you identify yourself if you are a financial intermediary that establishes omnibus accounts in the Funds for your customers. If you do not identify yourself and a Fund determines that you are a financial intermediary, the Fund has the right to refuse future purchases from you and will apply its Market Timing Policy to your account(s) or may close your account immediately and send you the proceeds computed at the current NAV.

Distribution Arrangements/Sales Charges

This section describes the sales charges and fees you will pay as an investor in the Praxis Class A shares and ways to qualify for reduced sales charges. This prospectus, which includes sales load breakpoint information, is available on the Funds’ website at www.praxismutualfunds.com. In addition, a description of such sales load breakpoints and ways to qualify for reduced sales charges is provided on the website.

Sales Charge (Load)	Front-end sales charge; reduced sales charges available.(1)
Distribution and Service (12b-1) Fee	Subject to annual distribution and shareholder servicing fees of up to 0.50 percent of each Fund’s total assets.(2)

(1)	You may incur a Contingent Deferred Sales Charge (CDSC) on shares redeemed within 2 years of a purchase of $1 million or more.

(2)	The Trustees have authorized the Funds to charge no more than 0.25 percent as a 12b-1 fee.

Shareholder Information

Distribution Arrangements/Sales Charges (continued)

Calculation of Sales Charges

You may purchase Class A Shares at their public offering price which is equal to their NAV, plus a sales charge imposed at the time of purchase. Part of the money you invest will be used to pay the sales charge. The remainder is invested in Fund shares. The sales charge decreases with larger purchases. There is no sales charge on reinvested dividends and distributions. Because of rounding of the calculation in determining the sales charge, you may pay more or less than what is shown in the tables below.

The current sales charge rates for each of the Funds are as follows:

For the Impact Bond Fund

Your Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Net Investment	Dealer Allowance as a % of Offering Price
Less than $50,000	3.75%	3.90%	3.25%
$50,000 but less than $100,000	3.25%	3.36%	2.75%
$100,000 but less than $250,000	2.75%	2.83%	2.25%
$250,000 but less than $500,000	2.00%	2.04%	1.50%
$500,000 but less than $1,000,000	1.00%	1.01%	0.50%
$1,000,000 and above(1)	0.00%	0.00%	0.00%

For the International Index Fund, the Value Index Fund, the Growth Index Fund, the Small Cap Index Fund, the Conservative Portfolio, the Balanced Portfolio, and the Growth Portfolio

Your Investment	Sales Charge as a % of Offering Price	Sales Charge as a % of Your Net Investment	Dealer Allowance as a % of Offering Price
Less than $50,000	5.25%	5.54%	4.75%
$50,000 but less than $100,000	4.00%	4.17%	3.50%
$100,000 but less than $250,000	3.00%	3.09%	2.50%
$250,000 but less than $500,000	2.00%	2.04%	1.50%
$500,000 but less than $1,000,000	1.50%	1.52%	1.00%
$1,000,000 and above(1)	0.00%	0.00%	0.00%

(1)	There is no initial sales charge on purchases of $1 million or more. However, a CDSC of up to 1 percent of the purchase price will be charged to the shareholder if shares are redeemed in the first year after purchase, or up to 0.50 percent if redeemed in the second year after purchase. This charge will be based on the lower of your cost for the shares or their NAV at the time of redemption. There will be no CDSC on reinvested distributions.

Sales Charge Reductions

Reduced sales charges are available to shareholders with investments of $50,000 or more. You may qualify for reduced sales charges under the following circumstances:

•	Rights of Accumulation (“ROA”). When the value of shares of any class you already own (excluding your Everence Money Market Account) plus the amount you invest reaches the amount needed to qualify for reduced sales charges, your added investment will qualify for the reduced sales charge. The value of the shares you already own is based on the current day’s NAV. You can include purchases by, and accounts owned by, family household members at the same address (spouse and children under the age of 21). You will need to provide written instructions with respect to accounts that should be aggregated under this ROA.

•

Letter of Intent. You may combine share purchases of any Fund (excluding your Everence Money Market Account) and receive the same sales charge as if all shares had been purchased at once by signing a Letter of Intent (“LOI”). Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period. Purchases resulting from the reinvestment of dividends and capital gains do not apply toward the fulfillment of the LOI. Your accumulated holdings (as described and calculated under “Rights of Accumulation” above) are eligible to be aggregated as of the start of the 13-month period and will be credited

Shareholder Information

Distribution Arrangements/Sales Charges (continued)

toward satisfying the LOI. Shares equal to 5 percent of the amount of the LOI will be held in escrow during the 13-month period. If, at the end of that time the total amount of purchases made is less than the amount intended, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual purchases had the LOI not been in effect. This amount will be obtained from the redemption of the escrowed shares. Any remaining escrowed shares will be released to you.

If you establish an LOI with the Praxis Mutual Funds you can aggregate your accounts as well as the accounts of your immediate family members at the same address (spouse and children under the age of 21). You will need to provide written instructions with respect to the other accounts whose purchases should be considered in fulfillment of the LOI.

Your first purchase of shares at a reduced sales charge under a LOI indicates acceptance of these terms.

To obtain such discounts, it is necessary at the time of purchase for a shareholder to inform the Fund or financial intermediary of the existence of other accounts in which there are holdings eligible to be aggregated to meet these sales load breakpoints. If you do not inform the Fund that you are eligible for a discount, you may not receive a reduced sales charge to which you are entitled.

In addition to the breakpoint discount methods described above, the Funds reserve the right to reduce or waive sales charges under certain circumstances and for certain categories of investors or to modify these waivers at any time.

403(b), SIMPLE IRA and SEP IRA

By investing in a 403(b), SIMPLE individual retirement account (“IRA”) or a SEP IRA plan, you, and all plan participants, will be eligible to receive a reduced Class A sales charge on all plan contributions made by the group that exceed the amount needed to qualify for reduced sales charges, provided that a group discount is requested. Should a group discount be requested, please be aware that 403(b), SIMPLE IRA and SEP IRA plan accounts will not eligible to be counted under a ROA or LOI sales charge reduction or waiver with accounts other than accounts in the 403(b), SIMPLE IRA or SEP IRA plan.

Sales Charge Waivers

The following qualify for waivers of front-end sales charges:

1.	Current or retired Trustees of the Funds, officers, directors, employees and retired employees of the Adviser or any Sub- Adviser and the Adviser’s or any Sub-Adviser’s affiliates, and spouses and children under the age of 21 of each of the foregoing;

2.	Employees or registered representatives (and their spouses and children under the age of 21, and their employed staff) of financial institutions or broker-dealers having agreements to sell Shares of the Funds;

3.	All Everence Capital Management, Mennonite Foundation and Everence Trust Company investment advisory accounts and other affiliates of the Adviser;

4.	Clients of financial intermediaries who (1) charge a management, consulting or other fee for their services; or (2) have entered into an agreement with the principal underwriter to offer Class A shares through a load-waived network or platform, or self-directed brokerage accounts that may or may not charge transaction fees to customers, and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the broker or agent”;

5.	Employee benefit or retirement plans, other than employee benefit or retirement plans that purchase Class A Shares through brokerage relationships in which sales charges are customarily imposed;

6.	Purchases through a broker-dealer or other financial intermediaries maintaining an omnibus account with the Funds, provided purchases are made by (a) registered investment advisers; or (b) retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401, 403(b) or 457 of the Internal Revenue Code and “rabbi trusts”;

7.	Direct purchases of Class A shares by accounts where no financial intermediary is specified;

8.	Class A shareholders who make a permitted direct transfer or rollover to a Praxis IRA from an employer-sponsored retirement plan previously invested in Praxis funds (applicable only to the portion previously invested in Praxis funds), provided that sufficient documentation is provided to the transfer agent of such transfer or rollover at the time of the account opening.

Shareholders must notify the Funds either directly or through their broker-dealers AT THE TIME OF PURCHASE that they are entitled to a waiver of the sales charge. The waiver will be granted subject to confirmation of the investor’s situation. Sales load waivers do not apply to any fees imposed on redemptions or exchanges. Please see the sections entitled “Selling Your Shares” and “Market Timing and Excessive Trading” for more information.

A financial intermediary may not, in accordance with its policies and procedures, offer one or more of the waiver categories described above and shareholders should consult their financial intermediary for more information. The Funds may eliminate, modify or add to the terms of these sales charge waivers at any time without providing advance notice to shareholders.

Shareholder Information

Distribution Arrangements/Sales Charges (continued)

Application of CDSC

For purchases into the Class A shares of $1 million or more and purchases into accounts with a value of more than $1 million, regardless of amount, there is no initial sales charge. However, a Contingent Deferred Sales Charge (CDSC) of 1 percent will be charged on these shares if redeemed in the first year after purchase, and 0.50 percent if redeemed in the second year after purchase.

The CDSC for Class A shares is calculated based upon the original purchase cost or the current market value of the shares being sold, whichever is less. Because of rounding of the calculation in determining the CDSC, you may pay more or less than the indicated rate. Your CDSC holding period is based upon the anniversary of your purchase.

To keep your CDSC as low as possible, each time you request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have been held the longest. There is no CDSC on shares acquired through reinvestment of dividends or other distributions. However, any period of time you held shares in the Everence Money Market Account will not be counted for purposes of calculating the CDSC.

The CDSC for Class A shares is generally waived if the shares are sold:

1.	Following the death or disability of a Shareholder. A Shareholder will be treated as disabled if he or she is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment that can be expected to result in death or to be of long-continued and indefinite duration. The Shareholder must furnish proof of disability to the Funds;

2.	To the extent that the redemption represents a minimum required distribution from an Individual Retirement Account or other retirement plan to a Shareholder who has attained the age of 70 1/2;

3.	To the extent that the redemption is involuntary;

4.	For redemptions where the Shareholder withdraws no more than 12 percent of the account value annually using the Systematic Withdrawal Plan feature, subject to the limitation set forth under “Systematic Withdrawal Plan”, above;

Shareholders must notify the Funds directly, AT THE TIME OF REDEMPTION, that they are entitled to a waiver of the CDSC. The waiver will be granted subject to confirmation of the investor’s situation.

The Adviser, at its own expense and from its own legitimate profits, may provide compensation to dealers in connection with sales of Shares of a Fund. Shares sold subject to the waiver of the sales charges are not eligible for the payment of such compensation.

Additional Payments to Financial Intermediaries

The Adviser and/or its affiliates may pay out of their own assets and legitimate profits compensation to broker-dealers and other persons for the sale and distribution and/or for the servicing of shares of the Funds. This compensation consists of payments over and above the sales charges (and any applicable Rule 12b-1 fees) and service fees paid by the Funds. This compensation may be made to supplement commissions re-allowed to dealers, and may take the form of incentives for health benefits and deferred compensation. To earn incentives, the Adviser may combine Fund sales with sales of other products offered by the Adviser and/or its affiliates, including insurance products. In addition, the Adviser may make payments, in the form of intra-company payments, out of its own assets and legitimate profits and at no additional cost to the Funds or shareholders, to its affiliates in consideration of the assets invested in the Funds through that affiliate or ongoing shareholder services provided by that affiliate to shareholders.

The Adviser may also pay additional concessions, including de minimis non-cash promotional incentives, such as de minimis merchandise or trips, to broker/dealers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Fund.

Reinstatement Privilege

You may, within 90 days of redemption, reinvest all or part of your sale proceeds by sending a written request and a check to the Fund. If the redemption proceeds were from the sale of your shares, you can reinvest into shares of any Praxis Fund Class A with the same registration at the NAV next calculated after the Fund receives your request.

Distribution and Service (12b-1) Fees

Class A Shares incur 12b-1 fees. 12b-1 fees compensate the Distributor and other dealers and investment representatives for services and expenses relating to the sale and distribution of the Funds’ shares and/or for providing shareholder services. 12b-1 fees are paid from Fund assets on an on-going basis and may increase the cost of your investment. See “Fees and Expenses” tables for the Funds for additional information.

Shareholder Information

Distribution Arrangements/Sales Charges (continued)

The Rule 12b-1 Plan authorizes Class A shares to pay a 12b-1 fee of up to 0.50 percent of the average daily net assets of the applicable Fund, although the Board of Trustees has currently authorized payments not to exceed 0.25 percent. The Distributor may use up to 0.25 percent of the 12b-1 fee for shareholder servicing and for distribution.

Long-term shareholders may pay indirectly more than the equivalent of the maximum permitted front-end sales charge due to the recurring nature of 12b-1 distribution and service fees.

Exchanging Your Shares

Instructions for Exchanging Shares

You can exchange your shares in one Fund for the same class shares of another Fund, or into or from the Everence Money Market Account (for more information regarding the Everence Money Market Account see section entitled “Purchasing and Adding to Your Shares”), usually without paying additional sales charges (see “Notes on Exchanges” below), subject to eligibility requirements. Additionally, you can exchange your Class A shares of a particular fund for Class I shares of the same fund at relative net asset value, subject to the requirement as to minimum amount. These exchanges are not subject to a redemption fee. Please see the section entitled “Market Timing and Excessive Trading” and the heading regarding “Redemption Fee”.

You must meet the minimum investment requirements for the Fund into which you are exchanging. Exchanges from one Fund to another generally are taxable. Exchanges may be made by sending a written request to Praxis Mutual Funds, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701, or by calling (800) 977-2947.

Please provide the following information:

•	Your name and telephone number

•	The exact name on your account

•	Taxpayer Identification Number (usually your Social Security Number)

•	Dollar value or number of shares to be exchanged

•	The name of the Fund from which the exchange is to be made, the Fund number, and the account number

•	The name of the Fund and the Fund number into which the exchange is being made. If this is an existing account, please provide the account number.

See “Selling your Shares” for important information about telephone transactions.

Notes on Exchanges

The registration and Tax Identification Numbers of the two accounts must be identical. The Exchange Privilege (including automatic exchanges) may be changed or eliminated at any time upon a 60 day notice to shareholders.

If you enter the Praxis Funds via the Everence Money Market Account and subsequently exchange to any Class A Fund, we will assess the sales charge that applies to the Fund. The Fund will charge a redemption fee of 2 percent if you exchange your shares after holding them for less than 30 days, subject to certain exceptions and limitations as described above. Be sure to read carefully the prospectus of any Fund into which you wish to exchange shares.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request electronic delivery of Fund prospectuses and annual and semi-annual reports by calling the Funds at (800) 977-2947 or enrolling online at www.praxismutualfunds.com.

Combined General Mailings (Householding)

Multiple accounts held directly with Praxis that have the same Social Security Number will receive one mailing per household of information such as prospectuses, semi-annual and annual reports. Call Praxis at (800) 977-2947 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing.

Directed Dividends

A shareholder with an account having a current market value of at least $5,000 may elect to have all income dividends and capital gains distributions from a Fund reinvested in one of the other Funds (provided the other Fund is maintained at its minimum required balance). The entire directed dividend (100 percent) must be reinvested into the other Fund if this option is chosen. This option is available only to the same shareholder involving Funds with the same shareholder registration.

The Directed Dividend Option may be modified or terminated by the Funds at any time after notice to the participating shareholders. Participation in the Directed Dividend Option may be terminated or changed by the shareholder at any time by writing the Funds.

Shareholder Information

Automatic Voluntary Charitable Contributions to the Mennonite Foundation

The Mennonite Foundation, an affiliate of Everence, was organized as a not-for-profit, public foundation in 1952 and received 501(c)(3) tax status in 1953. The Foundation’s primary purposes are to facilitate the missions of church institutions through a wide range of planned giving and asset management services, and to provide stewardship education seminars in church and other settings.

In keeping with the Stewardship Investing objectives of the Funds, Fund shareholders may elect to make automatic, voluntary contributions of all or a percentage of their income dividends and/or capital gains to the Foundation. To make such an election, shareholders must elect to receive income dividends and/or capital gain distributions in cash.

Shareholders may indicate their desire to contribute by completing the appropriate section of the account application regarding dividend elections. To qualify for the automatic charitable contributions plan, shareholders are required to maintain a minimum balance of $10,000 in the account from which voluntary contributions are made.

The Foundation will manage contributions received from shareholders in the Foundation’s “Donor Advised Fund”, under current operating procedures. A shareholder may advise the Foundation, with respect to their contributions, as to the recipient of their donation and the possible timing and amounts of distributions. The Donor Advised Fund has a minimum distribution amount of $100 and requires a minimum balance of $1,000 at all times. The Foundation retains legal and equitable control of the Donor Advised Fund and follows a published list of guidelines when determining whether to make a distribution. Shareholders with an account balance under $10,000 may also participate in The Mennonite Foundation Donor Advised Fund by making contributions directly to the Foundation.

Contributions to the Foundation are charitable contributions and, subject to tax law limitations, are tax-deductible as an itemized deduction on the tax return of the contributor. Shareholders who contribute to the Foundation will receive an annual report of Foundation activities during the year.

The directors of the Foundation serve in a voluntary capacity and are not paid directly or indirectly for their service to the Foundation, except for expenses associated with directors’ meetings. The Foundation and the Adviser have certain officers in common. In addition, certain officers of the Foundation also serve on the Board of Directors for the Adviser.

You may obtain additional information, including the operating procedures of the Donor Advised Fund, by writing to The Mennonite Foundation, 1110 N. Main Street, Goshen, Indiana, 46528.

Charitable Gift Option

The charitable gift option allows certain shareholders of the Funds to designate all or any portion of their accounts to automatically be transferred to a church or charitable organization at the death of the shareholder. To participate in the charitable gift option, shareholders should call (800) 977-2947 for more information and to receive the necessary enrollment forms. For a shareholder to change the charitable gift option instructions or to discontinue the feature, a written request must be sent to the Funds. It shall be the responsibility of the shareholder to ascertain the tax-exempt qualification of a receiving organization. Neither the Funds, nor the Adviser, nor the Distributor will verify the qualifications of any receiving organizations or issue any charitable receipts. An investor should consult with his or her own tax counsel and estate planner as to the availability and tax and probate consequences of this feature of the Funds under applicable state or federal law.

Dividends, Distributions and Taxes

Any income a Fund receives is paid out, less expenses, in the form of dividends to its shareholders. Income dividends on the International Index Fund, the Value Index Fund, the Growth Index Fund and the Small Cap Index Fund are usually paid annually. Income dividends on the Impact Bond Fund are usually paid monthly. To the extent the Genesis Portfolios invest in the International Index Fund, the Value Index Fund, the Growth Index Fund and the Small Cap Index Fund and receive dividends, they will be paid annually. To the extent the Genesis Portfolios invest in the Impact Bond Fund and receive dividends, they will be paid monthly. Capital gains, if any, for all Funds are distributed at least annually.

A redemption or exchange of shares is considered a sale, and capital gains from any sale or exchange may be subject to applicable taxes. Generally, any such capital gains will be long-term or short-term depending on whether the holding period for the shares exceeds one year, except that any loss realized on shares held for six months or less will be treated as a long- term capital loss to the extent of any long-term capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or exchange of shares of a Fund may be disallowed under the “wash sale” rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

The Funds (or their administrative agents) are required to report to the IRS and furnish to shareholders the cost basis information for sale transactions of shares purchased on or after January 1, 2012. Shareholders may elect to have one of several cost basis methods applied to their account when calculating the cost basis of shares sold, including average cost, first-in, first-out or some other specific identification method. Unless you instruct otherwise, the Funds will use average cost as their default cost basis method. Shareholders should consult with their tax advisors to determine the best cost basis method for their tax situation. Shareholders that hold their shares through a financial intermediary should contact such financial intermediary with respect to reporting of cost basis and available elections for their accounts.

Shareholder Information

Dividends, Distributions and Taxes (continued)

Dividends and other distributions are treated in the same manner for federal income tax purposes whether you receive them in cash or in additional shares. Dividends generally are taxable as ordinary income. Distributions designated by a Fund as long-term capital gain distributions will be taxable to you at your long-term capital gains rate, regardless of how long you have held your Fund shares.

If you are an individual investor, a portion of the dividends you receive from a Fund may be treated as “qualified dividend income” which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in many cases, distributions from non-U.S. corporations.

If a portion of a Fund’s income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the dividends-received deduction for corporate shareholders.

An additional 3.8 percent Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

A distribution will be treated as paid to you on December 31 of the current calendar year if it is declared by a Fund in October, November or December with a record date in such a month and paid by the Fund during January of the following calendar year.

If more than 50 percent of the value of a Fund’s total assets at the close of its taxable year consists of stock or securities of foreign corporations, or if at least 50 percent of the value of a Fund’s total assets at the close of each quarter of its taxable year is represented by interests in other regulated investment companies, that Fund may elect to “pass through” to its shareholders the amount of foreign taxes paid or deemed paid by that fund. If that Fund so elects, each of its shareholders would be required to include in gross income, even though not actually received, its pro rata share of the foreign taxes paid or deemed paid by that fund, but would be treated as having paid its pro rata share of such foreign taxes and would therefore be allowed to either deduct such amount in computing taxable income or use such amount (subject to various limitations) as a foreign tax credit against federal income tax (but not both). It is expected that, in certain years, the International Index Fund may elect to “pass through” to its shareholders the amount of foreign taxes paid or deemed paid by the International Index Fund.

You will be notified in February each year about the federal tax status of distributions made by the Fund. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes, including withholding taxes.

Foreign shareholders will generally be subject to U.S. withholding tax with respect to dividends received from a Fund and may be subject to U.S. estate tax with respect to their shares of a Fund. There is a penalty on certain pre-retirement distributions from retirement accounts.

This tax discussion is meant only as a general summary. Because each investor’s tax situation is unique, you should consult your tax adviser about the particular consequences to you of investing in the Funds.

FUND MANAGEMENT

The Investment Adviser

Everence Capital Management, Inc. (“Everence” or the “Adviser”), 1110 North Main Street, Goshen, Indiana 46528, is the investment adviser for the Funds. It is a separate corporate entity owned by Everence Holdings, Inc., and is a registered investment adviser with the Securities and Exchange Commission (“SEC”). As of December 31, 2017, the Adviser had over $1.4 billion in assets under management solely through management of the Praxis Mutual Funds.

The Adviser has retained Aperio Group, LLC (“Aperio”) as the investment sub-adviser to the International Index Fund (Aperio may be referred to as “Sub-Adviser”). The main offices of Aperio are located at Three Harbor Drive, Suite 315, Sausalito, CA 94965. As of December 31, 2017 Aperio had approximately $23.82 billion in assets under management, of which over $210 million is attributed to the International Index Fund.

Praxis Mutual Funds

The Adviser makes the day-to-day investment decisions for the Impact Bond Fund, the Value Index Fund, the Growth Index Fund, and the Small Cap Index Fund and oversees the Sub-Adviser’s daily investment of the assets for the International Index Fund. In addition, the Adviser continuously reviews, supervises and administers each Fund’s investment program, and is responsible for directing the Stewardship Investing aspects of each Fund’s program. For these advisory services, the Funds paid the following management fees (including waivers and recoupment) during the fiscal year ended December 31, 2017:

Percentage of average net assets
Impact Bond Fund	0.39%*
International Index Fund	0.55%[1]
Value Index Fund	0.30%
Growth Index Fund	0.30%
Small Cap Index Fund	0.24%*

* Contractual fees (as a percentage of average daily net assets) were 0.40 percent, and 0.30 percent for the Impact Bond Fund and the Small Cap Index Fund, respectively. Each Fund has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to the expense limitation agreement, provided that such repayment does not cause the Total Annual Fund Operating Expenses of the Fund to exceed the limits noted above in the “Fees and Expenses” section for each of the Funds. Pursuant to that agreement, during the fiscal year ended December 31, 2017, the Adviser waived or reimbursed $43,249, and $27,926 in respect to the Impact Bond Fund and the Small Cap Index Fund, respectively. A Fund’s obligation to repay deferred fees accrued in any fiscal year shall expire three years after the end of such fiscal year. Effective April 30, 2018, the Impact Bond Fund is no longer a party to the Expense Limitation Agreement.

1 Effective March 1, 2018, the management fee paid by the Fund to the Adviser is as follows: 0.55 percent up to $100 million, 0.45 percent over $100 million up to $500 million, and 0.38 percent over $500 million. Prior to March 1, 2018, the management fee paid by the Fund to the Adviser was as follows: 0.60 percent up to $100 million, 0.51 percent over $100 million up to $500 million, and 0.45 percent over $500 million.

Genesis Portfolios

The Adviser makes the day-to-day asset allocation and investment decisions for the Genesis Portfolios. In addition, the Adviser continuously reviews, supervises and administers each Portfolio’s investment program, and is responsible for directing the Stewardship Investing aspects of each Portfolio’s program. For these advisory services, the Genesis Portfolios paid the following management fees (including waivers and recoupment) during the fiscal year ended December 31, 2017:

Percentage of average net assets
Conservative Portfolio	0.04%*
Balanced Portfolio	0.05%
Growth Portfolio	0.05%

* Contractual fees (as a percentage of average daily net assets) were 0.05 percent for the Conservative Portfolio, 0.05 percent for the Balanced Portfolio and 0.05 percent for the Growth Portfolio. Each Portfolio has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to the expense limitation agreement, provided that such repayment does not cause the Total Annual Fund Operating Expenses of the Portfolio to exceed the limits noted above in the “Fees and Expenses” section for each of the Portfolios. Pursuant to that agreement, during the fiscal year ended December 31, 2017, $6,410 in fees were waived by the Adviser in respect to the Conservative Portfolio. A Portfolio’s obligation to repay deferred fees accrued in any fiscal year shall expire three years after the end of such fiscal year.

In addition to these fees, the Adviser receives advisory fees for managing the underlying Praxis Funds, a portion of which are paid indirectly by the Genesis Portfolios.

A discussion regarding the basis for the Board of Trustees approving the Investment Advisory Agreement between the Funds and the Adviser and the Sub-Investment Advisory Agreements between the Adviser and the Sub-Adviser is available in the Funds’ annual report to shareholders for the period ending December 31, 2017.

FUND MANAGEMENT

Portfolio Managers

The following individuals serve as portfolio managers for the Funds and are primarily responsible for the daily investment of the assets of the Funds:

Impact Bond Fund

Benjamin Bailey, CFA® — Benjamin Bailey joined Everence in 2000. He was named co-portfolio manager of the Impact Bond Fund in March 2005 and, prior to that time, served as assistant portfolio manager for the Fund since 2002. He began his investment career at Everence working as an investment services support assistant and then as a fixed income research analyst. Mr. Bailey received his Bachelor’s degree in business-economics from Huntington College (Ind.) in 2000. He is a CFA® charterholder.

Chris Woods, CFA — Chris Woods was named co-portfolio manager of the Impact Bond Fund as of May 1, 2018. He began his investment career with Everence in 2017. He received a Bachelor’s degree in Finance from The Ohio State University. Mr. Woods has over 30 years of fixed income investment experience.

International Index Fund

Ran Leshem — Ran Leshem was named chief investment officer of Aperio Group in 2014 and previously served as head of portfolio management and operations since 2009. He joined Aperio in 2006 as an assistant portfolio manager and became a portfolio manager in 2008. Prior to joining Aperio, Mr. Leshem was manager of operating strategy at the GAP, Inc. He has extensive expertise in applying quantitative techniques and information technology to operational problems. Mr. Leshem received a Bachelor’s degree in Mathematics from the University of Waterloo, Canada, where he received the Hewlett Packard Award for academic excellence, and his Masters in Business Administration from University of California, Berkeley.

Michael Branch, CFA — Michael Branch is a Senior Portfolio Manager and Manager of Portfolio Research at Aperio. He is responsible for leading the research efforts that support the implementation and enhancement of existing strategies as well as new strategy development. He received his Bachelor’s degree in Finance from the University of Arizona. He holds the Chartered Financial Analyst designation and is a member of the CFA Society of San Francisco.

Annie Tan — Annie Tan has been a portfolio manager at Aperio since October 2013, where she supervises and manages Aperio’s ESG/SRI portfolio management efforts. She also provides analytical support in the research, portfolio management, and trading of client portfolios. Prior to joining Aperio, Annie was an Investment Analyst at Dragon Financial Group in 2013. She received her Bachelor’s degree in Economics from the University of California, Davis and her MS in Financial Analysis from the University of San Francisco.

Value Index Fund, Growth Index Fund and Small Cap Index Fund

Dale Snyder, CFA® — Dale Snyder has been a portfolio manager of the Value Index Fund and Growth Index Fund since June 17, 2013 and the portfolio manager of the Small Cap Index Fund since January 1, 2017. He joined Everence in 1999 as an equity analyst and has held other investment roles since that time. Mr. Snyder holds a Bachelor’s degree in Business (minor in Economics) from Goshen (Ind.) College and a Masters in Business Administration from Indiana University. He is a CFA® charterholder.

Conservative Portfolio, Balanced Portfolio and Growth Portfolio

Benjamin Bailey, CFA® — Benjamin Bailey joined Everence in 2000. He was named co-portfolio manager of each of the Portfolios since June 17, 2013. In addition, Mr. Bailey has been a portfolio manager of the Praxis Impact Bond Fund since March 2005. Prior to that time, Mr. Bailey served as assistant portfolio manager for the Praxis Intermediate Fund since 2002, and began his investment career at Everence working as an investment services support assistant and then as a fixed income research analyst. Mr. Bailey received his Bachelor’s degree in business-economics from Huntington College (Ind.) in 2000. He is a CFA® charterholder.

Dale Snyder, CFA® — Dale Snyder has been a portfolio manager of the Value Index Fund and Growth Index Fund since June 17, 2013 and the portfolio manager of the Small Cap Index Fund since January 1, 2017. He joined Everence in 1999 as an equity analyst and has held other investment roles since that time. Mr. Snyder holds a Bachelor’s degree in Business (minor in Economics) from Goshen (Ind.) College and a Masters in Business Administration from Indiana University. He is a CFA® charterholder.

The SAI has more detailed information about the Adviser, Aperio and other service providers, as well as additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the applicable Fund.

ADDITIONAL INDEX INFORMATION

The “S&P 500 Index”, “S&P 500 Value Index”, “S&P Growth Index” and the and the “S&P Small Cap 600 Index” are each a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and Standard & Poor’s®, S&P® and S&P 500®, and has been

FUND MANAGEMENT

Portfolio Managers (continued)

licensed for use by Everence Financial. Standard & Poor’s® and S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). Standard & Poor’s®, S&P® and S&P 500® is a trademark of Standard & Poor’s®, S&P® and S&P 500®. The trademarks have been licensed to SPDJI and have been sublicensed for use for certain purposes by Everence Financial. Praxis Growth Index Fund, Praxis Value Index Fund, and Praxis Small Cap Index Fund are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”) or Standard & Poor’s®, S&P® and S&P 500®. Neither S&P Dow Jones Indices nor Standard & Poor’s®, S&P® and S&P 500® make any representation or warranty, express or implied, to the owners of the Praxis Growth Index Fund, Praxis Value Index Fund, and Praxis Small Cap Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Praxis Growth Index Fund, Praxis Value Index Fund or the Praxis Small Cap Index Fund particularly or the ability of the S&P 500 Index, S&P 500 Value Index, S&P Growth Index, or S&P Small Cap 600 Index to track general market performance. S&P Dow Jones Indices and Standard & Poor’s®, S&P® and S&P 500® only relationship to Everence Financial with respect to the S&P 500 Index, S&P 500 Value Index, S&P Growth Index or S&P SmallCap 600 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500 Index, S&P 500 Value Index, S&P Growth Index, and S&P Small Cap 600 Index are each determined, composed and calculated by S&P Dow Jones Indices or Standard & Poor’s®, S&P® and S&P 500® without regard to Everence Financial or the Praxis Growth Index Fund, Praxis Value Index Fund, or Praxis Small Cap Index Fund. S&P Dow Jones Indices and Standard & Poor’s®, S&P® and S&P 500® have no obligation to take the needs of Everence Financial or the owners of the Praxis Growth Index Fund, Praxis Value Index Fund, or Praxis Small Cap Index Fund into consideration in determining, composing or calculating the S&P 500 Index, S&P 500 Value Index, S&P Growth Index, or S&P SmallCap 600 Index. Neither S&P Dow Jones Indices nor Standard & Poor’s®, S&P® and S&P 500® are responsible for and have not participated in the determination of the prices, and amount of the Praxis Growth Index Fund, Praxis Value Index Fund, or Praxis Small Cap Index Fund or the timing of the issuance or sale of the Praxis Growth Index Fund, Praxis Value Index Fund, or Praxis Small Cap Index Fund or in the determination or calculation of the equation by which the Praxis Growth Index Fund, Praxis Value Index Fund, and Praxis Small Cap Index Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices and Standard & Poor’s®, S&P® and S&P 500® have no obligation or liability in connection with the administration, marketing or trading of the Praxis Growth Index Fund, Praxis Value Index Fund or Praxis Small Cap Index Fund. There is no assurance that investment products based on the S&P 500 Index or S&P 500 Value Index will accurately track index performance or provide positive investment returns.

S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

NEITHER S&P DOW JONES INDICES NOR STANDARD & POOR’S®, S&P® AND S&P 500® GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 INDEX, S&P 500 VALUE INDEX, S&P GROWTH INDEX, S&P SMALLCAP 600 INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES AND STANDARD & POOR’S®, S&P® AND S&P 500® SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES AND STANDARD & POOR’S®, S&P® AND S&P 500® MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY EVERENCE FINANCIAL, OWNERS OF THE PRAXIS GROWTH INDEX FUND, PRAXIS VALUE INDEX FUND, OR PRAXIS SMALL CAP INDEX FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX, S&P 500 VALUE INDEX, S&P GROWTH INDEX, OR S&P SMALLCAP 600 INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES OR STANDARD & POOR’S®, S&P® AND S&P 500® BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND EVERENCE FINANCIAL, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

The Distributor and Administrator

Foreside Financial Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04104, is the Funds’ distributor. Foreside Management Services, LLC, Three Canal Plaza, Suite 100, Portland, Maine 04104, is the Funds’ administrator.

Financial Highlights

INTRODUCTION

The financial highlights tables are intended to help you understand each Fund’s financial performance for the past five years (or shorter periods, as applicable). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned on an investment in a Fund assuming the reinvestment of all dividends and distributions. This information has been derived from financial statements audited by Cohen & Company, Ltd. Information in fiscal years prior to December 31, 2017 was audited by the Funds’ former independent registered public accounting firm. The report of Cohen & Company, Ltd. along with each Fund’s financial statements, are included in the annual report of the Funds, which is available upon request.

Financial Highlights

Praxis Impact Bond Fund — Class A

For a share outstanding throughout the year indicated.

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value at beginning of year	$10.30	$10.32	$10.54	$10.27	$10.73
Net investment income(a)	0.21	0.20	0.23	0.24	0.25
Net realized and unrealized gains (losses) on investments	0.11	0.02	(0.19)	0.29	(0.42)
Total from investment operations	0.32	0.22	0.04	0.53	(0.17)
Less distributions:
Dividends from investment income	(0.23)	(0.23)	(0.25)	(0.26)	(0.28)
Distributions from net realized gains	—	(0.01)	(0.01)	—	(0.01)
Total distributions	(0.23)	(0.24)	(0.26)	(0.26)	(0.29)
Paid-in capital from redemption fees	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of year	$10.39	$10.30	$10.32	$10.54	$10.27
Total return (excludes sales charge)	3.11%	2.13%	0.33%	5.21%	(1.65%)
Net assets at end of year (in 000s)	$91,048	$83,211	$79,999	$74,950	$69,784
Ratio of net expenses to average net assets	0.93%	0.94%	0.93%	0.93%	0.94%
Ratio of net investment income to average net assets	2.02%	1.87%	2.16%	2.32%	2.34%
Ratio of gross expenses to average net assets*	0.98%	0.99%	0.98%	0.94%	0.99%
Portfolio turnover rate	17.36%	16.05%	22.67%	16.48%	23.68%

*	During the year, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the year.

(b)	Amount is less than $0.005 per share.

Financial Highlights

Praxis Impact Bond Fund — Class I

For a share outstanding throughout the year indicated.

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value at beginning of year	$10.25	$10.27	$10.50	$10.22	$10.69
Net investment income(a)	0.25	0.26	0.27	0.28	0.29
Net realized and unrealized gains (losses) on investments	0.11	0.00 (b)	(0.20)	0.30	(0.43)
Total from investment operations	0.36	0.26	0.07	0.58	(0.14)
Less distributions:
Dividends from investment income	(0.26)	(0.27)	(0.29)	(0.30)	(0.32)
Distributions from net realized gains	—	(0.01)	(0.01)	—	(0.01)
Total distributions	(0.26)	(0.28)	(0.30)	(0.30)	(0.33)
Paid-in capital from redemption fees	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of year	$10.35	$10.25	$10.27	$10.50	$10.22
Total return (excludes sales charge)	3.58%	2.55%	0.72%	5.66%	(1.26%)
Net assets at end of year (in 000s)	$432,654	$381,697	$353,954	$330,742	$292,594
Ratio of expenses to average net assets	0.54%	0.54%	0.54%	0.53%	0.54%
Ratio of net investment income to average net assets	2.41%	2.41%	2.55%	2.73%	2.73%
Portfolio turnover rate	17.36%	16.05%	22.67%	16.48%	23.68%

*	During the year, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the year.

(b)	Amount is less than $0.005 per share.

Financial Highlights

Praxis International Index Fund — Class A

For a share outstanding throughout the period indicated.

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value at beginning of year	$9.47	$9.15	$9.85	$10.64	$9.47
Net investment income(a)	0.13	0.13	0.14	0.20	0.14
Net realized and unrealized gains (losses) on investments	2.23	0.32	(0.71)	(0.81)	1.17
Total from investment operations	2.36	0.45	(0.57)	(0.61)	1.31
Less distributions:
Dividends from investment income	(0.14)	(0.13)	(0.13)	(0.18)	(0.14)
Paid-in capital from redemption fees	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of year	$11.69	$9.47	$9.15	$9.85	$10.64
Total return (excludes sales charge)	24.97%	4.97%	(5.76%)	(5.70%)	13.86%
Net assets at end of year (in 000s)	$26,344	$18,877	$17,631	$18,370	$19,892
Ratio of expenses to average net assets	1.26%	1.32%	1.33%	1.28%	1.43%
Ratio of net investment income to average net assets	1.22%	1.45%	1.45%	1.88%	1.36%
Portfolio turnover rate	5.22%	10.26%	4.48%	5.73%	11.36%

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the year.

(b)	Amount is less than $0.005 per share.

Financial Highlights

Praxis International Index Fund — Class I

For a share outstanding throughout the period indicated.

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value at beginning of year	$9.51	$9.19	$9.89	$10.70	$9.51
Net investment income(a)	0.19	0.19	0.20	0.25	0.20
Net realized and unrealized gains (losses) on investments	2.25	0.31	(0.71)	(0.82)	1.20
Total from investment operations	2.44	0.50	(0.51)	(0.57)	1.40
Less distributions:
Dividends from investment income	(0.20)	(0.18)	(0.19)	(0.24)	(0.21)
Paid-in capital from redemption fees	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of year	$11.75	$9.51	$9.19	$9.89	$10.70
Total return (excludes sales charge)	25.67%	5.48%	(5.19%)	(5.36%)	14.68%
Net assets at end of year (in 000s)	$257,538	$173,598	$153,099	$154,074	$150,369
Ratio of expenses to average net assets	0.72%	0.77%	0.78%	0.78%	0.80%
Ratio of net investment income to average net assets	1.75%	2.01%	1.97%	2.35%	1.96%
Portfolio turnover rate	5.22%	10.26%	4.48%	5.73%	11.36%

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the year.

(b)	Amount is less than $0.005 per share.

Financial Highlights

Praxis Value Index Fund — Class A

For a share outstanding throughout the period indicated.

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value at beginning of year	$12.64	$11.17	$12.54	$11.21	$8.71
Net investment income(a)	0.21	0.19	0.20	0.18	0.14
Net realized and unrealized gains (losses) on investments	1.85	1.61	(1.00)	1.23	2.60
Total from investment operations	2.06	1.80	(0.80)	1.41	2.74
Less distributions:
Dividends from investment income	(0.13)	(0.23)	(0.28)	(0.08)	(0.24)
Distributions from net realized gains	(0.75)	(0.10)	(0.29)	—	—
Total distributions	(0.88)	(0.33)	(0.57)	(0.08)	(0.24)
Paid-in capital from redemption fees	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of year	$13.82	$12.64	$11.17	$12.54	$11.21
Total return (excludes sales charge)	16.31%	16.13%	(6.41%)	12.57%	31.33%
Net assets at end of year (in 000s)	$25,057	$21,676	$17,453	$17,356	$16,275
Ratio of expenses to average net assets	0.94%	0.94%	0.94%	0.87%	1.03%
Ratio of net investment income to average net assets	1.58%	1.68%	1.62%	1.53%	1.40%
Portfolio turnover rate	31.87%	48.26%	21.38%	20.53%	30.38%

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the year.

(b)	Amount is less than $0.005 per share.

Financial Highlights

Praxis Value Index Fund — Class I

For a share outstanding throughout the period indicated.

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value at beginning of year	$12.56	$11.09	$12.46	$11.14	$8.65
Net investment income(a)	0.28	0.26	0.26	0.23	0.20
Net realized and unrealized gains (losses) on investments	1.85	1.60	(1.00)	1.22	2.59
Total from investment operations	2.13	1.86	(0.74)	1.45	2.79
Less distributions:
Dividends from investment income	(0.20)	(0.29)	(0.34)	(0.13)	(0.30)
Distributions from net realized gains	(0.75)	(0.10)	(0.29)	—	—
Total distributions	(0.95)	(0.39)	(0.63)	(0.13)	(0.30)
Paid-in capital from redemption fees	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	—
Net asset value at end of year	$13.74	$12.56	$11.09	$12.46	$11.14
Total return (excludes sales charge)	16.91%	16.75%	(6.00%)	13.03%	32.26%
Net assets at end of year (in 000s)	$165,591	$137,191	$113,927	$108,845	$93,118
Ratio of expenses to average net assets	0.45%	0.44%	0.45%	0.45%	0.48%
Ratio of net investment income to average net assets	2.07%	2.25%	2.11%	1.94%	1.95%
Portfolio turnover rate	31.87%	48.26%	21.68%	20.53%	30.38%

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the year.

(b)	Amount is less than $0.005 per share.

Financial Highlights

Praxis Growth Index Fund — Class A

For a share outstanding throughout the period indicated.

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value at beginning of year	$18.82	$17.68	$17.25	$15.19	$11.63
Net investment income(a)	0.17	0.15	0.18	0.12	0.10
Net realized and unrealized gains on investments	4.78	1.11	0.46	2.05	3.58
Total from investment operations	4.95	1.26	0.64	2.17	3.68
Less distributions:
Dividends from investment income	(0.08)	(0.12)	(0.21)	(0.11)	(0.12)
Distributions from net realized gains	(0.64)	—	—	—	—
Total distributions	(0.72)	(0.12)	(0.21)	(0.11)	(0.12)
Paid-in capital from redemption fees	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of year	$23.05	$18.82	$17.68	$17.25	$15.19
Total return (excludes sales charge)	26.28%	7.15%	3.70%	14.26%	31.72%
Net assets at end of year (in 000s)	$87,613	$67,007	$64,689	$55,833	$51,724
Ratio of expenses to average net assets	0.85%	0.86%	0.84%	0.91%	1.01%
Ratio of net investment income to average net assets	0.78%	0.86%	1.00%	0.73%	0.76%
Portfolio turnover rate	27.49%	43.09%	18.68%	19.09%	14.82%

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the year.

(b)	Amount is less than $0.005 per share.

Financial Highlights

Praxis Growth Index Fund — Class I

For a share outstanding throughout the period indicated.

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value at beginning of year	$18.93	$17.79	$17.34	$15.27	$11.68
Net investment income(a)	0.26	0.23	0.25	0.20	0.18
Net realized and unrealized gains on investments	4.82	1.11	0.47	2.06	3.60
Total from investment operations	5.08	1.34	0.72	2.26	3.78
Less distributions:
Dividends from investment income	(0.16)	(0.20)	(0.27)	(0.19)	(0.19)
Distributions from net realized gains	(0.64)	—	—	—	—
Total distributions	(0.80)	(0.20)	(0.27)	(0.19)	(0.19)
Paid-in capital from redemption fees	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of year	$23.21	$18.93	$17.79	$17.34	$15.27
Total return (excludes sales charge)	26.78%	7.62%	4.10%	14.77%	32.26%
Net assets at end of year (in 000s)	$171,884	$136,862	$122,311	$118,619	$100,561
Ratio of expenses to average net assets	0.44%	0.44%	0.44%	0.42%	0.47%
Ratio of net investment income to average net assets	1.18%	1.26%	1.38%	1.22%	1.31%
Portfolio turnover rate	27.49%	43.09%	18.68%	19.09%	14.82%

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the year.

(b)	Amount is less than $0.005 per share.

Financial Highlights

Praxis Small Cap Index Fund — Class A

For a share outstanding throughout the year indicated.

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value at beginning of year	$9.67	$9.45	$11.49	$13.80	$11.33
Net investment income (loss)(a)	0.02	(0.08)	(0.09)	(0.12)	(0.12)
Net realized and unrealized gains (losses) on investments	1.03	0.85	(0.41)	(0.43)	4.04
Total from investment operations	1.05	0.77	(0.50)	(0.55)	3.92
Less distributions:
Dividends from net realized gains	(2.09)	(0.55)	(1.54)	(1.76)	(1.45)
Paid-in capital from redemption fees	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of year	$8.63	$9.67	$9.45	$11.49	$13.80
Total return (excludes sales charge)	10.70%	8.18%	(4.53%)	(4.11%)	34.63%
Net assets at end of year (in 000s)	$5,449	$5,771	$7,339	$7,664	$8,465
Ratio of net expenses to average net assets	1.13%	1.67%	1.68%	1.69%	1.69%
Ratio of net investment income (loss) to average net assets	0.21%	(1.45%)	(0.75%)	(0.95%)	(0.95%)
Ratio of gross expenses to average net assets*	1.66%	1.76%	1.81%	1.70%	1.90%
Portfolio turnover rate	103.54%	60.49%	75.84%	73.67%	49.25%

*	During the year, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.

(a)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the year.

(b)	Amount is less than $0.005 per share.

Financial Highlights

Praxis Small Cap Index Fund — Class I

For a share outstanding throughout the period indicated.

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value at beginning of year	$10.35	$10.01	$12.01	$14.25	$11.59
Net investment income (loss)(a)	0.09	(0.02)	(0.01)	(0.04)	(0.04)
Net realized and unrealized gains (losses) on investments	1.09	0.91	(0.45)	(0.44)	4.15
Total from investment operations	1.18	0.89	(0.46)	(0.48)	4.11
Less distributions:
Dividends from investment income	(0.08)	—	—	—	—
Dividends from net realized gains	(2.09)	(0.55)	(1.54)	(1.76)	(1.45)
Total distributions	(2.17)	(0.55)	(1.54)	(1.76)	(1.45)
Paid-in capital from redemption fees	—	—	—	0.00 (b)	0.00 (b)
Net asset value at end of year	$9.36	$10.35	$10.01	$12.01	$14.25
Total return (excludes sales charge)	11.22%	8.93%	(3.99%)	(3.49%)	35.53%
Net assets at end of year (in 000s)	$48,015	$42,139	$39,824	$53,783	$68,762
Ratio of expenses to average net assets	0.50%	1.00%	1.06%	1.02%	1.04%
Ratio of net investment income (loss) to average net assets	0.85%	(0.13%)	(0.07%)	(0.28%)	(0.31%)
Portfolio turnover rate	103.54%	60.49%	75.84%	73.67%	49.25%

*	During the year, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.

(a)	Net investment income (loss) per share has been calculated using the average daily shares outstanding during the year.

(b)	Amount is less than $0.005 per share.

Financial Highlights

Praxis Genesis Conservative Portfolio — Class A

For a share outstanding throughout the period indicated.

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value at beginning of year	$11.18	$10.97	$11.34	$11.10	$10.79
Net investment income(a)	0.21	0.19	0.22	0.21	0.23
Net realized and unrealized gains (losses) on investments	0.72	0.29	(0.31)	0.42	0.45
Total from investment operations	0.93	0.48	(0.09)	0.63	0.68
Less distributions:
Dividends from investment income	(0.21)	(0.21)	(0.22)	(0.21)	(0.23)
Distributions from net realized gains	(0.15)	(0.06)	(0.06)	(0.18)	(0.14)
Total distributions	(0.36)	(0.27)	(0.28)	(0.39)	(0.37)
Paid-in capital from redemption fees	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of year	$11.75	$11.18	$10.97	$11.34	$11.10
Total return (excludes sales charge)	8.36%	4.23%	(0.81%)	5.68%	6.28%
Net assets at end of year (in 000s)	$22,881	$21,596	$19,718	$19,128	$18,045
Ratio of net expenses to average net assets†	0.61%	0.58%	0.60%	0.60%	0.61%
Ratio of net investment income to average net assets*	1.83%	1.72%	1.95%	1.82%	2.04%
Ratio of gross expenses to average net assets†**	0.64%	0.58%	0.63%	0.62%	0.64%
Portfolio turnover rate	15.88%	11.42%	8.66%	10.78%	25.69%

†	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which it invests.

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.

**	During the year, certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the year.

(b)	Amount is less than $0.005 per share.

Financial Highlights

Praxis Genesis Balanced Portfolio — Class A

For a share outstanding throughout the period indicated.

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value at beginning of year	$12.55	$12.13	$12.76	$12.50	$11.14
Net investment income(a)	0.28	0.17	0.21	0.17	0.20
Net realized and unrealized gains (losses) on investments	1.40	0.64	(0.42)	0.49	1.50
Total from investment operations	1.68	0.81	(0.21)	0.66	1.70
Less distributions:
Dividends from investment income	(0.29)	(0.19)	(0.22)	(0.17)	(0.19)
Distributions from net realized gains	(0.23)	(0.20)	(0.20)	(0.23)	(0.15)
Total distributions	(0.52)	(0.39)	(0.42)	(0.40)	(0.34)
Paid-in capital from redemption fees	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of year	$13.71	$12.55	$12.13	$12.76	$12.50
Total return (excludes sales charge)	13.38%	6.58%	(1.66%)	5.30%	15.30%
Net assets at end of year (in 000s)	$73,193	$63,565	$59,742	$57,611	$53,614
Ratio of net expenses to average net assets†	0.53%	0.55%	0.54%	0.58%	0.60%
Ratio of net investment income to average net assets*	2.15%	1.39%	1.65%	1.33%	1.65%
Portfolio turnover rate	11.91%	10.29%	6.53%	10.26%	19.91%

†	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which it invests.

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the year.

(b)	Amount is less than $0.005 per share.

Financial Highlights

Praxis Genesis Growth Portfolio — Class A

For a share outstanding throughout the period indicated.

	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013
Net asset value at beginning of year	$13.47	$12.93	$13.79	$13.49	$11.40
Net investment income(a)	0.32	0.14	0.18	0.13	0.17
Net realized and unrealized gains (losses) on investments	1.93	0.87	(0.52)	0.56	2.26
Total from investment operations	2.25	1.01	(0.34)	0.69	2.43
Less distributions:
Dividends from investment income	(0.33)	(0.14)	(0.19)	(0.13)	(0.17)
Distributions from net realized gains	(0.30)	(0.33)	(0.33)	(0.26)	(0.17)
Total distributions	(0.63)	(0.47)	(0.52)	(0.39)	(0.34)
Paid-in capital from redemption fees	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)	0.00 (b)
Net asset value at end of year	$15.09	$13.47	$12.93	$13.79	$13.49
Total return (excludes sales charge)	16.71%	7.82%	(2.49%)	5.09%	21.28%
Net assets at end of year (in 000s)	$64,935	$53,925	$49,881	$49,670	$45,793
Ratio of net expenses to average net assets†	0.60%	0.61%	0.62%	0.60%	0.60%
Ratio of net investment income to average net assets*	2.29%	1.09%	1.33%	0.95%	1.39%
Ratio of gross expenses to average net assets†**	0.60%	0.61%	0.62%	0.60%	0.66%
Portfolio turnover rate	11.05%	9.32%	7.39%	8.81%	20.87%

†	The ratios presented only reflect the direct income and expenses for the Fund, not the underlying funds in which it invests.

*	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.

**	During the year certain expenses were reduced by the Adviser and/or Distributor. If such expense reductions had not occurred, the ratios would have been as indicated.

(a)	Net investment income per share has been calculated using the average daily shares outstanding during the year.

(b)	Amount is less than $0.005 per share.

Praxis Mutual Funds

Notice of Privacy Policy and Practices

Praxis Mutual Funds recognizes and respects the privacy concerns and expectations of our shareholders. We are committed to maintaining the privacy and confidentiality of your personal information. We provide this notice so that you will understand the nature of information we collect and the circumstances in which that information may be disclosed to third parties.

We collect nonpublic personal information about our customers from the following sources(1):

•	Account applications and other forms — which may include a customer’s name, address, Social Security Number and information about a customer’s investment goals and risk tolerance;

•	Account history — including information about the transactions and balances in a customer’s account(s); and

•	Correspondence — written, telephonic or electronic between a customer and Praxis Mutual Funds or service providers to Praxis Mutual Funds.

We may disclose all of the information described above to certain third parties who are affiliated with Praxis Mutual Funds under one or more of these circumstances:

•	As authorized — if you request or authorize the disclosure of the information.

•	As permitted by law — for example sharing information with companies who maintain or service customer accounts for Praxis Mutual Funds is essential for us to provide shareholders with necessary or useful services with respect to their accounts.

•	Under joint agreement — we may also share information with companies that perform marketing services on our behalf or to other financial institutions with whom we have joint marketing agreements.

We require Praxis Mutual Funds service providers to maintain:

•	policies and procedures designed to assure only appropriate access to, and use of information about customers of Praxis Mutual Funds; and

•	physical, electronic and procedural safeguards that comply with federal standards to guard nonpublic personal information of customers of Praxis Mutual Funds.

We will adhere to the policies and procedures described in this notice regardless of whether you are a current or former shareholder of Praxis Mutual Funds.

(1)	For purposes of this notice, the terms “customer” or “customers” include individuals who provide nonpublic personal information to Praxis Mutual Funds, even if they do not invest in Praxis Mutual Fund shares.

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports:

The Funds’ annual and semi-annual reports to shareholders contain additional information on each Fund’s investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Statement of Additional Information (SAI):

The SAI provides more detailed information about the Funds, including their operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

You can get free copies of Annual Reports, Semi-Annual Reports and the SAI, or request other information and discuss your questions about the funds, by contacting the broker that sells the Funds, or by contacting the Funds at:

Praxis Mutual Funds

c/o U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201-0701

Telephone: 1-800-977-2947

Internet: http://www.praxismutualfunds.com(1)

You can review and get copies of the Funds’ reports and SAI at the Public Reference Room of the Securities and Exchange Commission (“the Commission”). You can get text-only copies:

•	For a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-1520 or calling (202) 551-8090, or by electronic request, by e-mailing the SEC at the following address: publicinfo@sec.gov.

•	Free on the EDGAR Database on the Commission’s website at http://www.sec.gov.

(1)	The Funds’ website is not a part of this prospectus.

Investment Company Act file no. 811-08056